UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

July 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipals Trust

Annual Report

July 31, 2019

Arizona    •    Connecticut    •     Minnesota    •    New Jersey    •    Pennsylvania

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Funds electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2019

Eaton Vance

Municipal Income Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

Arizona Municipal Income Fund	4
Connecticut Municipal Income Fund	6
Minnesota Municipal Income Fund	8
New Jersey Municipal Income Fund	10
Pennsylvania Municipal Income Fund	12

Endnotes and Additional Disclosures	14

Fund Expenses	15

Financial Statements	18

Report of Independent Registered Public Accounting Firm	70

Federal Tax Information	71

Board of Trustees’ Contract Approval	72

Management and Organization	76

Important Notices	79

Eaton Vance

Municipal Income Funds

July 31, 2019

Management’s Discussion of Fund Performance1

Economic and Market Conditions

The 12-month period that began on August 1, 2018 witnessed a dramatic turnaround in fixed income markets. The rising-rate environment at the beginning of the period gave way to a falling-rate environment that began in December 2018 and accelerated as the fiscal year wore on — culminating with the U.S. Federal Reserve Board (the Fed) announcing its first rate cut in 11 years on July 31, 2019, the final day of the period.

Viewed as a whole, the period was marked by strong performance in the municipal bond market, with the Bloomberg Barclays Municipal Bond Index (the Index),2 a broad measure of the asset class, returning 7.31%. The municipal bond yield curve9 experienced a so-called “bull market flattening” with rates declining across the curve but more so toward the long end of the curve. As investors searched for yield in an ongoing low-rate environment, lower-rated7 bonds in general outperformed higher-rated bonds, and longer-duration10 issues outperformed shorter-duration issues.

As the fiscal year began in August 2018, the market was still in a rising-rate environment, driven by optimism about U.S. economic growth, increasing inflation and wage growth, and a potential detente between the U.S. and North Korea. In September, the Fed hiked rates for the third time in 2018, and Treasury and municipal rates rose across the curve.

But as 2018 came to a close, investors became increasingly concerned about a trade war with China, a looming government shutdown, and dovish comments by the Fed that led investors to fear weakness in the U.S. economy. In response, the futures market began to project the possibility of no further rate hikes in 2019 — a significant reversal of investor expectations just a few months earlier. The result was a “flight to quality” by bond investors, pushing longer-term bond prices up and rates down in the final month of 2018.

The first two months of the new year were a relatively quiet period for bonds. But downward pressure on rates and upward pressure on prices resumed in March and continued though the end of the period — propelled by lower-than-desired inflation, Brexit concerns, low European interest rates, and an on-again, off-again U.S.-China trade war that fueled concerns about global growth. In response, the Fed began to telegraph the potential for the rate cut that actually occurred at period-end.

In the municipals market, technical factors amplified the price rally. Tax law changes passed in 2017 resulted in a combination of lower supply of new municipals and increased demand from high-income investors in high-tax states — who had seen their tax bills rise under the new law. As a result, municipals in general outperformed Treasurys for the period as a whole.

Fund Performance

For the fiscal year ended July 31, 2019, the New Jersey Fund’s Class A shares at net asset value (NAV) outperformed the 7.31% return of the Funds’ primary benchmark, the Index, while the Arizona, Connecticut, Minnesota and Pennsylvania Funds’ Class A shares at NAV underperformed the Index.

Generally speaking, the Funds’ overall strategy is to invest primarily in municipal bonds with maturities of 10 years or more, in order to capture their historically higher yields and greater income streams than shorter-maturity municipal issues.

State-specific Results

Eaton Vance Arizona Municipal Income Fund Class A shares at NAV returned 6.12%, underperforming the 7.31% return of the Index. Detractors from performance versus the Index included an underweight, relative to the Index, in zero-coupon bonds, which were the best-performing coupon structure in the Index during the period; security selection in BBB-rated bonds; and the Fund’s hedging strategy. By using Treasury futures, management hedges to various degrees against the greater potential risk of volatility caused by investing in bonds at the long end of the yield curve. As a risk management tactic within the Fund’s overall strategy, interest rate hedging is intended to moderate performance on both the upside and the downside of the market. So in a period when municipal and Treasury bonds generally rose in price, the Fund’s Treasury futures hedge mitigated a portion of that increase, and was thus a detractor from relative performance versus the unhedged Index.

In contrast, contributors to performance versus the Index included security selection in the industrial development revenue sector; an overweight in bonds with 12-22 years remaining to maturity, during a period when longer-maturity issues outperformed shorter-maturity issues; and security selection in the water and sewer sector.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income Funds

July 31, 2019

Management’s Discussion of Fund Performance — continued

Eaton Vance Connecticut Municipal Income Fund Class A shares at NAV returned 5.78%, underperforming the 7.31% return of the Index. Detractors from performance versus the Index included an overweight in prerefunded, or escrowed, bonds; an underweight in zero-coupon bonds; and security selection in state and local general obligation bonds. Key contributors to performance versus the Index included an overweight in the health care sector, an overweight in 4.00% coupon bonds, and security selection in the education sector.

Eaton Vance Minnesota Municipal Income Fund Class A shares at NAV returned 6.42%, underperforming the 7.31% return of the Index. Security selection in the health care sector, an underweight in bonds with 17 or more years remaining to maturity, and security selection in 4.00% coupon bonds all detracted from Fund performance relative to the Index. Contributors to results versus the Index included an overweight in zero-coupon bonds, security selection in the education sector, and security selection in AAA-rated bonds.

Eaton Vance New Jersey Municipal Income Fund Class A shares at NAV returned 7.69%, outperforming the 7.31% return of the Index. Contributors to performance versus the Index included an overweight in the health care sector, an overweight in zero-coupon bonds, and security selection in 4.00% coupon bonds. In contrast, an overweight in prerefunded bonds, security selection in the electric utilities sector, and security selection in zero-coupon bonds all detracted from results versus the Index.

Eaton Vance Pennsylvania Municipal Income Fund Class A shares at NAV returned 5.58%, underperforming the 7.31% return of the Index. An overweight in prerefunded bonds, an underweight in bonds with 22 or more years remaining to maturity, and security selection in the health care sector all detracted from Fund performance versus the Index. In contrast, contributors to Fund performance relative to the Index included an overweight in zero-coupon bonds; security selection and an overweight in the leasing sector, which was the best-performing sector in the Index during the period; and an underweight in AAA-rated bonds.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Arizona Municipal Income Fund

July 31, 2019

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/13/1993	07/25/1991	6.12%	3.42%	4.54%
Class A with 4.75% Maximum Sales Charge	—	—	1.09	2.43	4.03
Class C at NAV	12/16/2005	07/25/1991	5.28	2.65	3.76
Class C with 1% Maximum Sales Charge	—	—	4.28	2.65	3.76
Class I at NAV	08/03/2010	07/25/1991	6.33	3.65	4.74
Bloomberg Barclays Municipal Bond Index	—	—	7.31%	3.77%	4.63%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	8.67	4.78	5.83

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			0.71%	1.46%	0.51%

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			2.55%	1.78%	2.75%
Taxable-Equivalent Distribution Rate			4.67	3.26	5.03
SEC 30-day Yield			1.31	0.63	1.58
Taxable-Equivalent SEC 30-day Yield			2.32	1.12	2.79

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	07/31/2009	$14,465	N.A.
Class I	$250,000	07/31/2009	$397,198	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Arizona Municipal Income Fund

July 31, 2019

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2019

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	04/19/1994	05/01/1992	5.78%	3.26%	4.17%
Class A with 4.75% Maximum Sales Charge	—	—	0.73	2.26	3.66
Class C at NAV	02/09/2006	05/01/1992	5.01	2.49	3.39
Class C with 1% Maximum Sales Charge	—	—	4.01	2.49	3.39
Class I at NAV	03/03/2008	05/01/1992	6.00	3.46	4.37
Bloomberg Barclays Municipal Bond Index	—	—	7.31%	3.77%	4.63%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	8.67	4.78	5.83

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			0.73%	1.48%	0.53%

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			2.81%	2.04%	3.01%
Taxable-Equivalent Distribution Rate			5.38	3.91	5.77
SEC 30-day Yield			1.28	0.60	1.54
Taxable-Equivalent SEC 30-day Yield			2.32	1.08	2.79

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	07/31/2009	$13,964	N.A.
Class I	$250,000	07/31/2009	$383,663	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2019

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2019

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/09/1993	07/29/1991	6.42%	2.90%	4.05%
Class A with 4.75% Maximum Sales Charge	—	—	1.38	1.90	3.55
Class C at NAV	12/21/2005	07/29/1991	5.56	2.13	3.27
Class C with 1% Maximum Sales Charge	—	—	4.56	2.13	3.27
Class I at NAV	08/03/2010	07/29/1991	6.64	3.11	4.23
Bloomberg Barclays Municipal Bond Index	—	—	7.31%	3.77%	4.63%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	8.67	4.78	5.83

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			0.69%	1.44%	0.49%

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			2.12%	1.36%	2.33%
Taxable-Equivalent Distribution Rate			4.30	2.76	4.72
SEC 30-day Yield			1.12	0.44	1.38
Taxable-Equivalent SEC 30-day Yield			2.10	0.83	2.58

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	07/31/2009	$13,801	N.A.
Class I	$250,000	07/31/2009	$378,478	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2019

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

9

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2019

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	04/13/1994	01/08/1991	7.69%	3.89%	5.04%
Class A with 4.75% Maximum Sales Charge	—	—	2.61	2.89	4.53
Class C at NAV	12/14/2005	01/08/1991	6.92	3.12	4.25
Class C with 1% Maximum Sales Charge	—	—	5.92	3.12	4.25
Class I at NAV	03/03/2008	01/08/1991	7.91	4.09	5.25
Bloomberg Barclays Municipal Bond Index	—	—	7.31%	3.77%	4.63%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	8.67	4.78	5.83

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			0.73%	1.48%	0.53%

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			2.73%	1.96%	2.93%
Taxable-Equivalent Distribution Rate			5.43	3.90	5.83
SEC 30-day Yield			1.57	0.90	1.85
Taxable-Equivalent SEC 30-day Yield			2.92	1.67	3.43

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	07/31/2009	$15,170	N.A.
Class I	$250,000	07/31/2009	$416,964	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

10

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2019

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

11

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2019

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/01/1994	01/08/1991	5.58%	3.14%	4.16%
Class A with 4.75% Maximum Sales Charge	—	—	0.61	2.14	3.66
Class C at NAV	01/13/2006	01/08/1991	4.84	2.38	3.39
Class C with 1% Maximum Sales Charge	—	—	3.84	2.38	3.39
Class I at NAV	03/03/2008	01/08/1991	5.90	3.35	4.38
Bloomberg Barclays Municipal Bond Index	—	—	7.31%	3.77%	4.63%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	8.67	4.78	5.83

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			0.80%	1.55%	0.60%

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			3.42%	2.66%	3.62%
Taxable-Equivalent Distribution Rate			6.09	4.74	6.45
SEC 30-day Yield			1.35	0.66	1.61
Taxable-Equivalent SEC 30-day Yield			2.35	1.16	2.81

% Total Leverage[6]
Residual Interest Bond (RIB) Financing					2.62%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	07/31/2009	$13,958	N.A.
Class I	$250,000	07/31/2009	$383,913	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

12

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2019

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

13

Eaton Vance

Municipal Income Funds

July 31, 2019

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I for the Eaton Vance Arizona Municipal Income Fund and Eaton Vance Minnesota Municipal Income Fund is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end.

The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[7]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[8]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

[9]

Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term rates fall and/or short-term rates increase, and the yield curve steepens when long-term rates increase and/or short-term rates fall.

[10]

Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

Fund profiles subject to change due to active management.

14

Eaton Vance

Municipal Income Funds

July 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 – July 31, 2019).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Arizona Municipal Income Fund

	Beginning Account Value (2/1/19)	Ending Account Value (7/31/19)	Expenses Paid During Period* (2/1/19 – 7/31/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,045.40	$3.45	0.68%
Class C	$1,000.00	$1,042.20	$7.24	1.43%
Class I	$1,000.00	$1,046.40	$2.38	0.47%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.41	0.68%
Class C	$1,000.00	$1,017.70	$7.15	1.43%
Class I	$1,000.00	$1,022.50	$2.36	0.47%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2019.

15

Eaton Vance

Municipal Income Funds

July 31, 2019

Fund Expenses — continued

Eaton Vance Connecticut Municipal Income Fund

	Beginning Account Value (2/1/19)	Ending Account Value (7/31/19)	Expenses Paid During Period* (2/1/19 – 7/31/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,041.00	$3.69	0.73%
Class C	$1,000.00	$1,037.30	$7.43	1.47%
Class I	$1,000.00	$1,042.10	$2.68	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.66	0.73%
Class C	$1,000.00	$1,017.50	$7.35	1.47%
Class I	$1,000.00	$1,022.20	$2.66	0.53%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2019.

Eaton Vance Minnesota Municipal Income Fund

	Beginning Account Value (2/1/19)	Ending Account Value (7/31/19)	Expenses Paid During Period* (2/1/19 – 7/31/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,045.10	$3.55	0.70%
Class C	$1,000.00	$1,039.80	$7.33	1.45%
Class I	$1,000.00	$1,045.00	$2.54	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.51	0.70%
Class C	$1,000.00	$1,017.60	$7.25	1.45%
Class I	$1,000.00	$1,022.30	$2.51	0.50%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2019.

16

Eaton Vance

Municipal Income Funds

July 31, 2019

Fund Expenses — continued

Eaton Vance New Jersey Municipal Income Fund

	Beginning Account Value (2/1/19)	Ending Account Value (7/31/19)	Expenses Paid During Period* (2/1/19 – 7/31/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,056.00	$3.62	0.71%
Class C	$1,000.00	$1,051.40	$7.43	1.46%
Class I	$1,000.00	$1,055.90	$2.60	0.51%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.56	0.71%
Class C	$1,000.00	$1,017.60	$7.30	1.46%
Class I	$1,000.00	$1,022.30	$2.56	0.51%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2019.

Eaton Vance Pennsylvania Municipal Income Fund

	Beginning Account Value (2/1/19)	Ending Account Value (7/31/19)	Expenses Paid During Period* (2/1/19 – 7/31/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,039.40	$4.05	0.80%
Class C	$1,000.00	$1,036.00	$7.82	1.55%
Class I	$1,000.00	$1,041.60	$3.04	0.60%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.01	0.80%
Class C	$1,000.00	$1,017.10	$7.75	1.55%
Class I	$1,000.00	$1,021.80	$3.01	0.60%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2019.

17

Eaton Vance

Arizona Municipal Income Fund

July 31, 2019

Portfolio of Investments

Tax-Exempt Investments — 97.3%
Security	Principal Amount (000’s omitted)	Value

Education — 17.4%

Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/39(1)	$55	$60,045

Arizona State University, 5.00%, 7/1/36	1,150	1,340,819

Arizona State University, 5.00%, 7/1/37	170	185,667

Arizona State University, Prerefunded to 7/1/22, 5.00%, 7/1/37	830	922,064

Arizona State University, Green Bonds, 5.00%, 7/1/40	1,000	1,246,950

Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,643,130

Northern Arizona University, 5.00%, 6/1/38	1,000	1,163,750

Pima County Community College District, 5.00%, 7/1/33	300	371,508

Pima County Community College District, 5.00%, 7/1/35	720	884,693

University of Arizona, 5.00%, 6/1/38	1,500	1,777,815

University of Arizona, 5.00%, 6/1/42	500	617,765

		$10,214,206

Electric Utilities — 9.0%

Mesa, Utility Systems Revenue, 4.00%, 7/1/31	$1,160	$1,313,758

Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,500	1,555,590

Pinal County Electrical District No. 3, 5.00%, 7/1/33	1,000	1,188,600

Salt River Project Agricultural Improvement and Power District, 5.00%, 1/1/35	1,000	1,240,040

		$5,297,988

Escrowed / Prerefunded — 1.4%

Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	$270	$274,107

Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	299,608

Kyrene Elementary School District No. 28, Maricopa County, Prerefunded to 7/1/23, 5.50%, 7/1/30	200	233,786

		$807,501

General Obligations — 8.0%

Chandler Unified School District No. 80, 4.00%, 7/1/33	$225	$252,234

Peoria Unified School District No. 11, 4.00%, 7/1/31	350	403,435

Scottsdale Unified School District No. 48, 5.00%, 7/1/31	750	928,657

Tempe, 5.00%, 7/1/30	1,000	1,278,950

Tempe, 5.375%, 7/1/21	1,330	1,424,989

Western Maricopa Education Center District No. 402, 4.50%, 7/1/34	350	388,948

		$4,677,213

Security	Principal Amount (000’s omitted)	Value

Hospital — 12.4%

Arizona Health Facilities Authority, (Banner Health), (LOC: MUFG Union Bank, N.A.), 1.46%, 1/1/46(2)	$2,000	$2,000,000

Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/39	1,665	1,884,647

Maricopa County Industrial Development Authority, (Banner Health), 5.00%, 1/1/38	1,000	1,182,230

Maricopa County Industrial Development Authority, (HonorHealth), 5.00%, 9/1/32	400	485,736

Yavapai County Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	567,010

Yuma Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/32	985	1,125,392

		$7,245,015

Housing — 1.0%

Phoenix Industrial Development Authority, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/37	$500	$579,785

		$579,785

Industrial Development Revenue — 1.9%

Maricopa County Pollution Control Corp., (El Paso Electric Co.), 3.60%, 2/1/40	$250	$252,685

Maricopa County Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	850	881,586

		$1,134,271

Insured – Electric Utilities — 2.6%

Mesa, Utility Systems Revenue, (NPFG), 5.00%, 7/1/23	$430	$493,911

Mesa, Utility Systems Revenue, (NPFG), Escrowed to Maturity, 5.00%, 7/1/23	120	137,730

Mesa, Utility Systems Revenue, (NPFG), Escrowed to Maturity, 5.00%, 7/1/23	450	516,487

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	320	341,898

		$1,490,026

Insured – General Obligations — 9.9%

Apache Junction Unified School District No. 43, (AGM), 5.00%, 7/1/24	$1,200	$1,411,500

Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,670	3,236,440

Sun City Fire District, (AGM), 4.00%, 1/1/37	1,000	1,121,960

		$5,769,900

18	See Notes to Financial Statements.

Eaton Vance

Arizona Municipal Income Fund

July 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 4.1%

Phoenix Civic Improvement Corp., (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$2,406,916

		$2,406,916

Insured – Special Tax Revenue — 2.5%

Glendale, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30	$1,250	$1,476,075

		$1,476,075

Other Revenue — 2.3%

Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	$1,000	$1,322,590

		$1,322,590

Senior Living / Life Care — 1.4%

Glendale Industrial Development Authority, (Terraces of Phoenix), 4.00%, 7/1/28	$225	$232,632

Tempe Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	230	243,278

Tempe Industrial Development Authority, (Mirabella at ASU), 6.00%, 10/1/37(1)	300	343,668

		$819,578

Special Tax Revenue — 8.0%

Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/29	$1,000	$1,076,770

Mesa, Excise Tax Revenue, 5.00%, 7/1/32	1,000	1,102,070

Queen Creek, Excise Tax and State Shared Revenue, 5.00%, 8/1/30	1,165	1,414,764

Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/37	625	685,219

Tempe, Transit Excise Tax Revenue, Prerefunded to 7/1/22, 5.00%, 7/1/37	375	416,025

		$4,694,848

Transportation — 5.8%

Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/33	$1,000	$1,155,990

Phoenix Civic Improvement Corp., Airport Revenue, (AMT), 5.00%, 7/1/31	2,000	2,255,440

		$3,411,430

Water and Sewer — 9.6%

Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$1,772,625

Gilbert Water Resources Municipal Property Corp., 4.00%, 7/1/36	750	830,565

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Phoenix Civic Improvement Corp., Water System Revenue, 5.00%, 7/1/39	$1,500	$1,718,895

Tucson, Water System Revenue, 5.00%, 7/1/32	545	672,399

Tucson, Water System Revenue, 5.00%, 7/1/35	530	647,384

		$5,641,868

Total Tax-Exempt Investments — 97.3% (identified cost $52,382,886)		$56,989,210

Other Assets, Less Liabilities — 2.7%		$1,605,042

Net Assets — 100.0%		$58,594,252

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2019, 19.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 6.8% to 12.7% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2019, the aggregate value of these securities is $403,713 or 0.7% of the Fund’s net assets.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2019.

19	See Notes to Financial Statements.

Eaton Vance

Arizona Municipal Income Fund

July 31, 2019

Portfolio of Investments — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Depreciation

Interest Rate Futures

U.S. Long Treasury Bond	20	Short	9/19/19	$(3,111,875)	$(92,784)

					$(92,784)

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LOC	–	Letter of Credit

NPFG	–	National Public Finance Guarantee Corp.

20	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2019

Portfolio of Investments

Tax-Exempt Investments — 97.6%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.6%

Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	$1,000	$1,223,550

		$1,223,550

Education — 18.6%

Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/31	$500	$544,590

Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/32	1,125	1,223,539

Connecticut Health and Educational Facilities Authority, (Connecticut College), 5.00%, 7/1/30	1,255	1,369,544

Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/47	2,000	2,152,560

Connecticut Health and Educational Facilities Authority, (Quinnipiac University), 5.00%, 7/1/34	1,475	1,726,768

Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/37	450	533,839

Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/28	135	159,925

Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/29	100	117,112

Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/30	125	144,593

Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/33	430	489,009

Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/34	1,085	1,228,762

Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/36	430	483,449

Connecticut Health and Educational Facilities Authority, (University of New Haven), 5.00%, 7/1/34	810	959,947

Connecticut Health and Educational Facilities Authority, (University of New Haven), 5.00%, 7/1/35	850	1,003,629

Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/27	1,000	1,274,850

University of Connecticut, 5.00%, 11/15/29	1,000	1,108,800

		$14,520,916

Escrowed / Prerefunded — 7.7%

Connecticut Health and Educational Facilities Authority, (Fairfield University), Prerefunded to 7/1/20, 5.00%, 7/1/40	$1,500	$1,553,595

Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), Prerefunded to 7/1/21, 5.00%, 7/1/24	1,000	1,073,450

Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39	2,000	2,071,460

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), Prerefunded to 7/1/20, 5.75%, 7/1/34	$1,000	$1,041,590

Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	135	137,053

Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	150	152,343

		$6,029,491

General Obligations — 19.0%

Colchester, 4.00%, 10/15/28	$440	$497,323

Connecticut, 5.00%, 4/15/30	1,150	1,452,151

Connecticut, 5.00%, 4/15/39	100	120,562

East Lyme, 4.00%, 7/15/22	350	359,044

East Lyme, 4.00%, 7/15/23	525	538,582

Enfield, 4.00%, 8/1/29	500	592,610

Fairfield, 5.00%, 1/1/23	1,000	1,136,430

Greenwich, 4.00%, 7/15/29	450	504,491

Greenwich, 4.00%, 7/15/30	250	278,215

Greenwich, 4.00%, 7/15/32	400	441,168

North Haven, 5.00%, 7/15/23	1,475	1,698,802

North Haven, 5.00%, 7/15/25	1,490	1,804,032

Norwalk, 4.00%, 7/1/26	1,975	2,080,603

Redding, 5.625%, 10/15/19	650	656,182

Rocky Hill, 4.00%, 1/15/33	1,000	1,159,090

Stamford, 4.00%, 7/1/25	370	389,199

Stamford, 4.00%, 6/1/33(1)	1,000	1,149,550

		$14,858,034

Hospital — 10.0%

Connecticut Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/40	$1,000	$1,010,160

Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/46	1,000	1,046,820

Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	2,015	2,401,739

Connecticut Health and Educational Facilities Authority, (Western Connecticut Health Network), 5.00%, 7/1/29	1,000	1,057,450

Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00%, 7/1/31	500	578,440

Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00%, 7/1/34	1,520	1,735,141

		$7,829,750

21	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Housing — 1.1%

Connecticut Housing Finance Authority, 4.00%, 11/15/38	$750	$814,717

		$814,717

Industrial Development Revenue — 1.4%

Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	$1,070	$1,087,452

		$1,087,452

Insured – Education — 9.5%

Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,596,659

Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,750,096

Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	1,960	2,080,089

		$7,426,844

Insured – General Obligations — 7.5%

Bridgeport, (AGM), 4.00%, 8/15/21	$1,075	$1,130,018

Bridgeport, (AGM), 5.00%, 8/15/32	1,120	1,311,330

Connecticut, (AMBAC), 5.25%, 6/1/20	1,000	1,033,520

Hartford, (AGC), 5.00%, 8/15/28	500	500,705

Hartford, (AGC), Prerefunded to 8/15/19, 5.00%, 8/15/28	500	500,695

Hartford, (AGM), 5.00%, 4/1/31	240	259,423

New Haven, (AGM), 5.00%, 8/1/25	1,000	1,150,660

		$5,886,351

Insured – Transportation — 2.3%

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,600	$1,750,848

		$1,750,848

Insured – Water and Sewer — 5.2%

South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$4,091,790

		$4,091,790

Senior Living / Life Care — 1.5%

Connecticut Health and Educational Facilities Authority, (Covenant Home, Inc.), 5.00%, 12/1/34	$1,000	$1,168,050

		$1,168,050

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 2.8%

Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	$2,000	$2,218,520

		$2,218,520

Student Loan — 1.0%

Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.00%, 11/15/30	$555	$581,873

Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.125%, 11/15/33	210	224,442

		$806,315

Transportation — 1.4%

Connecticut Airport Authority, (Ground Transportation Center), (AMT), 4.00%, 7/1/49	$1,000	$1,073,900

		$1,073,900

Water and Sewer — 7.0%

Greater New Haven Water Pollution Control Authority, 5.00%, 8/15/32	$1,000	$1,151,770

Hartford County Metropolitan District, (Clean Water), 5.00%, 4/1/36	1,500	1,622,700

South Central Connecticut Regional Water Authority, 4.00%, 8/1/34	450	518,472

South Central Connecticut Regional Water Authority, 5.00%, 8/1/32	355	453,303

Stamford, (Water Pollution Control System), 4.00%, 4/1/44	1,000	1,106,960

Stamford, (Water Pollution Control System), 5.00%, 9/15/29	200	240,760

Stamford, (Water Pollution Control System), 5.00%, 9/15/30	125	149,829

Stamford, (Water Pollution Control System), 5.00%, 4/1/33	100	127,366

Stamford, (Water Pollution Control System), 5.00%, 4/1/34	100	126,945

		$5,498,105

Total Tax-Exempt Investments — 97.6% (identified cost $71,228,992)		$76,284,633

Other Assets, Less Liabilities — 2.4%		$1,853,536

Net Assets — 100.0%		$78,138,169

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

22	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2019

Portfolio of Investments — continued

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2019, 25.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.6% to 8.4% of total investments.

(1)	When-issued security.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	–	National Public Finance Guarantee Corp.

23	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2019

Portfolio of Investments

Tax-Exempt Investments — 100.4%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.6%

Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/29	$1,000	$1,219,510

Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/30	1,000	1,214,010

		$2,433,520

Education — 16.9%

Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/29	$2,250	$2,800,215

Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/31	1,000	1,228,720

Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/34	500	606,370

Minnesota Higher Education Facilities Authority, (College of Saint Benedict), 4.00%, 3/1/36	400	430,848

Minnesota Higher Education Facilities Authority, (College of Saint Benedict), 5.00%, 3/1/37	1,500	1,705,380

Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/35	565	668,892

Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/27	500	591,835

Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/28	1,010	1,191,951

Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/26	450	537,178

Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	500	596,965

Minnesota Higher Education Facilities Authority, (St. Olaf College), 4.00%, 10/1/35	500	556,675

Minnesota Higher Education Facilities Authority, (St. Olaf College), 5.00%, 12/1/29	1,815	2,164,424

Minnesota Higher Education Facilities Authority, (University of St. Thomas), 4.00%, 10/1/32	910	1,056,028

Minnesota Higher Education Facilities Authority, (University of St. Thomas), 4.00%, 10/1/36	500	554,200

Minnesota Higher Education Facilities Authority, (University of St. Thomas), 4.00%, 10/1/37	500	552,285

Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/30	650	800,728

Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/34	250	312,483

Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 4/1/35	750	880,912

Minnesota State Colleges and Universities, 5.00%, 10/1/26(1)	1,535	1,905,534

Minnesota State Colleges and Universities, 5.00%, 10/1/28	1,375	1,479,789

Minnesota State Colleges and Universities, 5.00%, 10/1/30	1,455	1,564,591

Security	Principal Amount (000’s omitted)	Value

Education (continued)

University of Minnesota, 5.00%, 4/1/27	$500	$614,800

University of Minnesota, 5.00%, 8/1/27	625	753,150

University of Minnesota, 5.00%, 4/1/41	2,000	2,356,040

		$25,909,993

Electric Utilities — 8.5%

Central Minnesota Municipal Power Agency, 5.00%, 1/1/32	$2,100	$2,272,536

Chaska, Electric System Revenue, 5.00%, 10/1/30	550	650,210

Hutchinson, Public Utility Revenue, 5.00%, 12/1/26	350	390,386

Minnesota Municipal Power Agency, 5.00%, 10/1/33	250	289,248

Minnesota Municipal Power Agency, 5.00%, 10/1/34	250	288,915

Minnesota Municipal Power Agency, 5.00%, 10/1/35	200	230,928

Northern Municipal Power Agency, 5.00%, 1/1/30	460	557,143

Northern Municipal Power Agency, 5.00%, 1/1/31	670	788,697

Northern Municipal Power Agency, 5.00%, 1/1/41	240	279,403

Rochester, Electric Utility Revenue, 5.00%, 12/1/29	700	861,742

Rochester, Electric Utility Revenue, 5.00%, 12/1/30	700	855,764

Rochester, Electric Utility Revenue, 5.00%, 12/1/42	820	966,165

St. Paul Port Authority, District Energy Revenue, 4.00%, 10/1/42	1,250	1,360,125

St. Paul Port Authority, District Energy Revenue, (AMT), 4.00%, 10/1/40	1,000	1,073,490

Western Minnesota Municipal Power Agency, 5.00%, 1/1/34	1,000	1,135,360

Western Minnesota Municipal Power Agency, 5.00%, 1/1/36	900	1,060,137

		$13,060,249

Escrowed / Prerefunded — 2.9%

Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	$270	$274,107

Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	299,608

Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), Prerefunded to 10/1/19, 5.00%, 10/1/31	1,000	1,006,300

Minnesota Higher Education Facilities Authority, (St. Catherine University), Prerefunded to 10/1/22, 5.00%, 10/1/26	280	312,191

Minnesota Higher Education Facilities Authority, (St. Catherine University), Prerefunded to 10/1/22, 5.00%, 10/1/27	310	345,641

Minnesota Higher Education Facilities Authority, (St. Catherine University), Prerefunded to 10/1/22, 5.00%, 10/1/32	560	624,383

Minnesota Higher Education Facilities Authority, (University of St. Thomas), Prerefunded to 10/1/19, 5.00%, 10/1/39	1,000	1,006,300

University of Minnesota, Prerefunded to 12/1/20, 5.00%, 12/1/36	500	525,610

		$4,394,140

24	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations — 36.8%

Andover, 4.00%, 2/1/30(1)	$795	$935,882

Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/27	1,000	1,253,000

Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/28	1,040	1,295,403

Buffalo-Hanover-Montrose Independent School District No. 877, 4.00%, 2/1/24	2,000	2,141,720

Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/28	1,000	806,540

Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/35	350	201,898

Chaska Independent School District No. 112, 4.00%, 2/1/23	2,000	2,140,340

Cloquet Independent School District No. 94, 5.00%, 2/1/30	2,000	2,375,560

Duluth, 5.00%, 2/1/31	1,000	1,199,040

Duluth, 5.00%, 2/1/34	1,000	1,187,250

Eden Prairie Independent School District No. 272, 5.00%, 2/1/30	1,000	1,257,650

Edina Independent School District No. 273, 5.00%, 2/1/28	1,625	2,041,081

Elk River Area Independent School District No. 728, 4.00%, 2/1/32	2,000	2,170,840

Hennepin County, 5.00%, 12/1/35	2,000	2,432,500

Hennepin County Regional Railroad Authority, 4.00%, 12/1/29	1,500	1,511,970

Hennepin County Regional Railroad Authority, 5.00%, 12/1/32	675	862,144

Hopkins Independent School District No. 270, 4.00%, 2/1/25	1,250	1,367,475

Mahtomedi Independent School District No. 832, 5.00%, 2/1/31	1,000	1,188,360

Minneapolis Special School District No. 1, 5.00%, 2/1/32	1,500	1,876,080

Minneapolis-St. Paul Metropolitan Council, 4.00%, 3/1/30	1,000	1,186,010

Minneapolis-St. Paul Metropolitan Council, 5.00%, 3/1/28	2,500	3,143,900

Minnesota, 5.00%, 8/1/32	2,000	2,381,140

Minnesota, 5.00%, 8/1/34	500	629,580

Minnesota, 5.00%, 10/1/34	1,000	1,237,050

Minnesota, Prerefunded to 10/1/21, 5.00%, 10/1/27	30	32,448

Ramsey County, 4.00%, 2/1/24	500	521,210

Rosemount-Apple Valley-Eagan Independent School District No. 196, 4.00%, 2/1/28	2,000	2,305,540

Rosemount-Apple Valley-Eagan Independent School District No. 196, 5.00%, 2/1/27	1,000	1,224,270

Russell-Tyler-Ruthton Independent School District No. 2902, 5.00%, 2/1/27(1)	1,400	1,741,096

Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/32	1,350	959,620

Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/37	1,500	869,520

Scott County, 4.00%, 12/1/34	2,000	2,323,140

Spring Lake Park Independent School District No. 16, 4.00%, 2/1/29	1,075	1,225,124

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

St. Louis Park Independent School District No. 283, 4.00%, 2/1/31	$2,000	$2,283,780

St. Louis Park Independent School District No. 283, 5.00%, 2/1/29	845	1,071,705

St. Louis Park, 4.00%, 2/1/28	1,000	1,178,860

St. Paul, 5.00%, 12/1/27	750	939,082

St. Paul Independent School District No. 625, 4.00%, 2/1/25	1,000	1,039,690

Waseca Independent School District No. 829, 4.00%, 2/1/28	1,575	1,805,123

		$56,342,621

Hospital — 13.5%

Duluth Economic Development Authority, (Essentia Health Obligated Group), 5.00%, 2/15/37	$1,000	$1,185,050

Kanabec County, (FirstLight Health System), 2.75%, 12/1/19	750	750,398

Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/30	850	1,025,363

Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/31	500	598,910

Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/32	500	595,795

Minneapolis and St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.00%, 11/15/29	915	1,127,747

Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Health Care), 5.25%, 8/15/35	1,000	1,039,140

Minneapolis, (Fairview Health Services), 5.00%, 11/15/44	2,000	2,262,920

Rochester, (Mayo Clinic), 5.00%, 11/15/38	1,000	1,025,080

Rochester, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,558,485

St. Cloud, (CentraCare Health System), 5.00%, 5/1/46	2,650	3,066,924

St. Cloud, (CentraCare Health System), 5.125%, 5/1/30	65	66,812

St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.25%, 11/15/29	490	495,895

St. Paul Housing and Redevelopment Authority, (Fairview Health Services), 5.00%, 11/15/31	1,000	1,225,120

St. Paul Housing and Redevelopment Authority, (Fairview Health Services), 5.00%, 11/15/34	500	606,210

St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/29	500	586,200

St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/30	1,000	1,164,370

St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/32	1,995	2,290,579

		$20,670,998

Housing — 0.5%

Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	$835	$851,959

		$851,959

25	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 6.4%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	$1,150	$1,222,623

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	305	322,046

Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	8,265,240

		$9,809,909

Insured – Hospital — 4.2%

Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), 5.00%, 8/15/34	$750	$775,778

Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), (SPA: U.S. Bank, N.A.), 0.77%, 8/15/25(2)	1,975	1,975,000

Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), (SPA: U.S. Bank, N.A.), 0.77%, 8/15/37(2)	3,635	3,635,000

		$6,385,778

Lease Revenue / Certificates of Participation — 1.7%

Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/34	$1,000	$1,140,400

Minnesota, 5.00%, 6/1/29	1,335	1,518,616

		$2,659,016

Other Revenue — 1.9%

Center City, (Hazelden Betty Ford Foundation), 4.00%, 11/1/28	$825	$902,542

Center City, (Hazelden Betty Ford Foundation), 4.00%, 11/1/34(1)	500	559,240

Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/27	400	459,512

Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/29	300	341,505

Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/29	260	287,323

Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/30	250	274,760

Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/31	100	109,332

		$2,934,214

Senior Living / Life Care — 3.3%

Apple Valley, (PHS Apple Valley Senior Housing, Inc.), 5.00%, 9/1/43	$1,000	$1,077,890

North Oaks, (Waverly Gardens), 4.00%, 10/1/25	1,600	1,734,368

North Oaks, (Waverly Gardens), 4.00%, 10/1/26	1,680	1,823,186

Wayzata, (Folkestone Senior Living Community), 4.00%, 8/1/44(1)	435	441,908

		$5,077,352

Security	Principal Amount (000’s omitted)	Value

Transportation — 2.2%

Minneapolis-St. Paul Metropolitan Airports Commission, 5.00%, 1/1/27	$1,000	$1,250,000

Minneapolis-St. Paul Metropolitan Airports Commission, Series 2010A, 5.00%, 1/1/35	1,000	1,015,380

Minneapolis-St. Paul Metropolitan Airports Commission, Series 2014A, 5.00%, 1/1/35	1,000	1,137,350

		$3,402,730

Total Tax-Exempt Investments — 100.4% (identified cost $146,149,117)		$153,932,479

Other Assets, Less Liabilities — (0.4)%		$(683,923)

Net Assets — 100.0%		$153,248,556

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2019, 10.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 4.1% to 6.4% of total investments.

(1)	When-issued security.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2019.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

NPFG	–	National Public Finance Guarantee Corp.

SPA	–	Standby Bond Purchase Agreement

26	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2019

Portfolio of Investments

Tax-Exempt Municipal Securities — 97.6%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.6%

New Jersey Infrastructure Bank, Green Bonds, 4.00%, 9/1/29	$410	$506,932

New Jersey Infrastructure Bank, Green Bonds, 4.00%, 9/1/30	420	523,404

		$1,030,336

Education — 6.0%

New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	$1,765	$2,030,756

New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/37	1,095	1,264,013

New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/40	640	733,146

New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/26	2,200	2,602,710

New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/36	805	996,896

New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/42	1,000	1,221,020

New Jersey Institute of Technology, 5.00%, 7/1/32	980	1,070,317

		$9,918,858

Escrowed / Prerefunded — 2.6%

New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 6/1/22, 5.00%, 6/1/32	$2,250	$2,489,197

New Jersey Institute of Technology, Prerefunded to 7/1/22, 5.00%, 7/1/32	430	478,349

New Jersey Turnpike Authority, Prerefunded to 7/1/22, 5.00%, 1/1/30	1,215	1,351,615

		$4,319,161

General Obligations — 15.3%

Bergen County, 3.00%, 7/15/29	$3,560	$3,865,056

Burlington County Bridge Commission, 5.00%, 8/1/27	400	508,400

Burlington County Bridge Commission, 5.00%, 8/1/30	500	638,880

Burlington County Bridge Commission, 5.00%, 8/1/31	410	520,524

Burlington County Bridge Commission, 5.00%, 8/1/32	250	316,900

Burlington County Bridge Commission, 5.00%, 10/1/36	1,000	1,246,030

East Brunswick Board of Education, 4.00%, 8/1/34	1,200	1,408,344

Gloucester County Improvement Authority, 4.00%, 4/1/35	3,320	3,714,283

Jersey City, 5.00%, 11/1/33	800	970,312

Monmouth County Improvement Authority, 4.00%, 8/1/30(1)	750	909,142

Monmouth County Improvement Authority, 4.00%, 8/1/31(1)	750	897,292

Monmouth County Improvement Authority, 4.00%, 8/1/32(1)	400	474,116

Monmouth County Improvement Authority, 4.00%, 8/1/33(1)	500	587,525

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Monmouth County Improvement Authority, 4.00%, 8/1/34(1)	$650	$757,029

Monmouth County Improvement Authority, 4.00%, 8/1/35(1)	525	606,349

Monmouth County Improvement Authority, 4.00%, 8/1/36(1)	500	575,780

Monmouth County Improvement Authority, 4.00%, 8/1/37(1)	275	315,584

Monmouth County Improvement Authority, 4.00%, 8/1/38(1)	250	285,733

Monmouth County Improvement Authority, 4.00%, 8/1/39(1)	200	227,890

Morris County Improvement Authority, (Lincoln Park), 4.00%, 3/15/27	700	816,676

New Jersey, 4.00%, 6/1/30	3,000	3,258,540

Ocean County, 4.00%, 9/1/29	480	571,066

Ocean County, 5.00%, 9/1/27	1,305	1,676,560

		$25,148,011

Hospital — 12.9%

Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$750	$826,688

Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	1,100	1,226,929

New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 4.00%, 7/1/41	1,500	1,617,990

New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	175	175,590

New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 4.00%, 7/1/47	420	452,962

New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/36	215	254,732

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	1,415	1,698,396

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	2,750	3,267,110

New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/32	400	461,656

New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/33	1,155	1,331,634

New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/31	2,575	3,115,492

New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/33	300	360,864

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 3.00%, 7/1/32	250	248,528

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 4.00%, 7/1/34	1,135	1,230,907

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 4.00%, 7/1/48	3,000	3,173,310

27	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/28	$1,000	$1,184,760

New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/29	500	590,610

		$21,218,158

Housing — 1.9%

New Jersey Housing and Mortgage Finance Agency, SFMR, (AMT), 3.80%, 10/1/32	$3,000	$3,179,970

		$3,179,970

Industrial Development Revenue — 6.3%

New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	$1,875	$2,096,269

New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	255	293,696

New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	430	495,252

New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	4,370	4,398,886

New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), 3.375%, 4/1/38	3,000	3,081,390

		$10,365,493

Insured – Electric Utilities — 2.5%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,935	$4,165,591

		$4,165,591

Insured – Escrowed / Prerefunded — 0.3%

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), Escrowed to Maturity, 5.25%, 7/1/26	$380	$477,508

		$477,508

Insured – General Obligations — 6.6%

Atlantic City, (AGM), 4.00%, 3/1/42	$250	$269,258

Atlantic City, (AGM), 5.00%, 3/1/37	1,500	1,754,805

Bayonne, (AGM), 5.00%, 8/1/25	615	736,014

Bayonne, (AGM), 5.00%, 8/1/26	865	1,029,635

East Orange, (AGM), 5.00%, 10/15/29	130	168,758

East Orange, (AGM), 5.00%, 10/15/30	175	224,329

East Orange, (AGM), 5.00%, 10/15/31	400	508,152

Irvington Township, (AGM), 0.00%, 7/15/23	4,045	3,767,028

Lakewood Township, (BAM), 4.00%, 11/1/26	250	288,652

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

Lakewood Township, (BAM), 4.00%, 11/1/27	$120	$139,363

Paterson, (BAM), 5.00%, 1/15/26	1,305	1,435,487

Trenton, (BAM), 5.00%, 12/1/26	500	593,425

		$10,914,906

Insured – Special Tax Revenue — 9.7%

Garden State Preservation Trust, (AGM), 0.00%, 11/1/24	$6,000	$5,510,820

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	1,620	1,940,258

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	6,500	5,479,110

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	3,590	2,926,352

		$15,856,540

Insured – Transportation — 1.9%

New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$2,252,649

South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	850	858,628

		$3,111,277

Other Revenue — 3.9%

Mercer County Improvement Authority, 4.00%, 4/1/32(1)	$2,000	$2,345,520

Mercer County Improvement Authority, 4.00%, 3/15/40	1,365	1,551,350

Mercer County Improvement Authority, 5.00%, 4/1/34(1)	1,000	1,276,540

New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	1,000	1,218,740

		$6,392,150

Senior Living / Life Care — 2.4%

New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	$1,250	$1,356,850

New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	2,450	2,567,722

		$3,924,572

Student Loan — 5.3%

New Jersey Higher Education Student Assistance Authority, (AMT), 3.25%, 12/1/29	$2,000	$2,097,880

New Jersey Higher Education Student Assistance Authority, (AMT), 3.35%, 12/1/29	2,675	2,793,235

New Jersey Higher Education Student Assistance Authority, (AMT), 3.47%, (3 mo. USD LIBOR + 0.95%), 6/1/36(2)	2,690	2,696,268

28	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Student Loan (continued)

New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/34	$950	$1,034,322

		$8,621,705

Transportation — 19.4%

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/28	$2,000	$2,299,960

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/33	1,000	1,258,440

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	2,270	2,827,557

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/36	1,250	1,552,450

New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/37	1,500	1,707,435

New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	307,720

New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/38	3,220	3,714,431

New Jersey Turnpike Authority, 4.00%, 1/1/43	865	951,085

New Jersey Turnpike Authority, 4.00%, 1/1/48	3,040	3,353,272

New Jersey Turnpike Authority, 5.00%, 1/1/45	2,780	3,167,226

Newark Housing Authority, (Newark Marine Terminal), 4.00%, 1/1/37	1,500	1,668,030

Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/34	4,185	4,911,474

Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	2,530	3,019,884

South Jersey Transportation Authority, 5.00%, 11/1/31	1,000	1,134,740

		$31,873,704

Total Tax-Exempt Municipal Securities — 97.6% (identified cost $148,594,802)		$160,517,940

Taxable Municipal Securities — 3.4%
Security	Principal Amount (000’s omitted)	Value

General Obligations — 0.4%

Atlantic City, 7.50%, 3/1/40	$445	$631,918

		$631,918

Security	Principal Amount (000’s omitted)	Value

Transportation — 3.0%

New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(3)	$4,250	$4,898,338

		$4,898,338

Total Taxable Municipal Securities — 3.4% (identified cost $5,086,065)		$5,530,256

Trust Units — 0.1%
Security	Notional Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 0.1%

COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (non-taxable), 8/1/45(4)	$332	$241,821

COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (taxable), 8/1/45(4)	109	15,050

Total Trust Units — 0.1% (identified cost $256,420)		$256,871

Total Investments — 101.1% (identified cost $153,937,287)		$166,305,067

Other Assets, Less Liabilities — (1.1)%		$(1,798,376)

Net Assets — 100.0%		$164,506,691

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2019, 20.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 9.8% of total investments.

(1)	When-issued security.

(2)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2019.

(3)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

29	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2019

Portfolio of Investments — continued

(4)

Security was received in connection with the restructuring of an insured zero-coupon bond issued by the Puerto Rico Sales Tax Financing Corporation (“COFINA”) (the “Original Bond”). The notional amount of the combined taxable and tax-exempt trust units reflects the accreted amount of the Original Bond from original issuance through the restructuring date. Each trust certificate represents an ownership interest in various coupon paying and zero-coupon COFINA bonds and potential insurance payments pursuant to an insurance policy with National Public Finance Guarantee Corporation. The trust units have no stated coupon interest rate but accrete income to maturity at the annual rate of approximately 5.04%, the same rate as the Original Bond.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LIBOR	–	London Interbank Offered Rate

NPFG	–	National Public Finance Guarantee Corp.

SFMR	–	Single Family Mortgage Revenue

XLCA	–	XL Capital Assurance, Inc.

Currency Abbreviations:

USD	–	United States Dollar

30	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2019

Portfolio of Investments

Tax-Exempt Municipal Securities — 99.7%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.2%

Northampton County Industrial Development Authority, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$1,323	$397,030

		$397,030

Education — 12.6%

Allegheny County Higher Education Building Authority, (Carnegie Mellon University), 5.00%, 8/1/27	$1,665	$2,121,993

Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,000	1,004,220

Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/30	775	928,070

Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/31	1,145	1,360,168

Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/37	1,000	1,100,220

Delaware County Authority, (Haverford College), 5.00%, 10/1/42	1,470	1,738,819

Delaware County Authority, (Villanova University), 5.00%, 8/1/40	1,120	1,301,104

Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/24	1,055	1,172,949

Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/25	510	575,979

Pennsylvania Higher Educational Facilities Authority, (Drexel University), 4.00%, 5/1/36	4,000	4,272,240

Pennsylvania State University, 5.00%, 9/1/34	1,585	1,915,742

Philadelphia Industrial Development Authority, (La Salle University), 5.00%, 5/1/29	795	937,734

State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	2,645	2,802,986

Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/37	2,000	2,171,800

		$23,404,024

Escrowed / Prerefunded — 10.4%

Chester County Health and Education Facilities Authority, (Jefferson Health System), Prerefunded to 5/15/20, 5.00%, 5/15/40	$2,170	$2,235,339

Delaware County Regional Water Quality Control Authority, Prerefunded to 5/1/23, 5.00%, 5/1/33	1,750	1,997,765

Delaware River Port Authority of Pennsylvania and New Jersey, Prerefunded to 1/1/20, 5.00%, 1/1/35	775	787,663

Delaware River Port Authority of Pennsylvania and New Jersey, Prerefunded to 1/1/20, 5.00%, 1/1/40	415	421,781

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

Franklin County Industrial Development Authority, (The Chambersburg Hospital), Prerefunded to 7/1/20, 5.375%, 7/1/42	$1,000	$1,038,200

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.45%, 12/1/35	4,220	4,461,173

South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	1,500	1,558,290

Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, Prerefunded to 6/1/21, 5.00%, 6/1/28	600	642,168

Washington County Industrial Development Authority, (Washington and Jefferson College), Prerefunded to 5/1/20, 5.25%, 11/1/30	2,300	2,371,852

Westmoreland County Municipal Authority, Prerefunded to 8/15/23, 5.00%, 8/15/32	2,345	2,701,065

Wilkes-Barre Finance Authority, (University of Scranton), Prerefunded to 11/1/20, 5.00%, 11/1/35	1,000	1,047,390

		$19,262,686

General Obligations — 7.3%

Allegheny County, 5.00%, 11/1/43	$1,000	$1,210,050

Boyertown Area School District, 5.00%, 10/1/38	1,000	1,126,770

Chartiers Valley School District, 5.00%, 10/15/35	1,000	1,159,270

Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	4,500	6,222,690

Hatboro-Horsham School District, 5.00%, 9/15/27	1,100	1,244,111

Marple Newtown School District, 4.00%, 6/1/33	500	579,855

Marple Newtown School District, 4.00%, 6/1/34	350	405,101

Owen J. Roberts School District, 5.00%, 5/15/28	535	606,904

Seneca Valley School District, 5.00%, 4/1/31	750	939,637

		$13,494,388

Hospital — 11.8%

Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$3,000	$3,004,770

Allegheny County Hospital Development Authority, (UPMC Health System), 5.00%, 7/15/33	1,000	1,255,050

Centre County Hospital Authority, (Mount Nittany Medical Center), 5.00%, 11/15/30	505	596,733

Chester County Health and Education Facilities Authority, (Jefferson Health System), Prerefunded to 5/15/20, 5.00%, 5/15/40	770	793,493

Chester County Health and Education Facilities Authority, (Main Line Health System), 5.00%, 10/1/31	1,350	1,665,373

Indiana County Hospital Authority, (Indiana Regional Medical Center), 6.00%, 6/1/39	1,345	1,477,442

Lancaster County Hospital Authority, (University of Pennsylvania Health System), 5.00%, 8/15/36	650	769,633

31	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	$2,700	$2,829,465

Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/35	950	1,010,468

Montgomery County Higher Education and Health Authority, (Thomas Jefferson University Obligated Group), 4.00%, 9/1/34	1,000	1,115,650

Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42	150	163,179

Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 5.00%, 8/15/37	2,600	3,117,322

Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	2,550	2,621,068

Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital of Philadelphia), 5.00%, 7/1/28	190	203,104

Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 5.00%, 6/1/36	1,000	1,235,720

		$21,858,470

Housing — 0.4%

Pennsylvania Higher Educational Facilities Authority, (University Properties, Inc.), 5.00%, 7/1/35	$750	$845,010

		$845,010

Industrial Development Revenue — 1.5%

Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$1,200	$1,216,128

Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), 2.15%, 11/1/21	1,500	1,519,395

		$2,735,523

Insured – Electric Utilities — 1.0%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,475	$1,561,435

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	340	359,003

		$1,920,438

Insured – Escrowed / Prerefunded — 11.7%

Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	$2,625	$2,600,483

Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	2,565,780

Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	3,494,391

McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	2,109,390

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)

Westmoreland County Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	$5,780	$5,704,109

Westmoreland County Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,400	5,329,098

		$21,803,251

Insured – General Obligations — 15.4%

Allentown City School District, (BAM), 5.00%, 6/1/31	$500	$588,510

Allentown City School District, (BAM), 5.00%, 6/1/32	1,000	1,173,110

Allentown City School District, (BAM), 5.00%, 6/1/33	1,000	1,170,040

Bethlehem Area School District, (BAM), 5.00%, 8/1/32	1,500	1,763,370

Cambria County, (BAM), 5.00%, 8/1/30	3,320	3,799,375

Coatesville Area School District, (AGM), 5.00%, 8/1/25	300	355,632

Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	2,091,902

Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	2,052,538

Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	2,011,091

Erie School District, (AGM), 4.00%, 4/1/33	1,000	1,124,540

Hazelton School District, (NPFG), 0.00%, 3/1/21	4,000	3,884,960

Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	949,050

Hopewell School District, (AGM), 0.00%, 9/1/26	1,000	866,790

Lake-Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	1,154,267

Luzerne County, (AGM), 5.00%, 11/15/29	1,000	1,176,510

McKeesport Area School District, (AGM), 5.00%, 3/1/38	60	65,692

McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	967,395

Montour School District, (AGM), 5.00%, 4/1/32	1,000	1,164,760

Montour School District, (AGM), 5.00%, 4/1/33	1,960	2,276,089

		$28,635,621

Insured – Hospital — 1.3%

Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$2,434,640

		$2,434,640

Insured – Lease Revenue / Certificates of Participation — 6.6%

State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28(2)	$6,250	$8,059,813

State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28	3,250	4,191,102

		$12,250,915

Insured – Special Tax Revenue — 1.1%

Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,000	$2,058,420

		$2,058,420

32	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 2.3%

Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	$2,000	$2,604,740

Puerto Rico Highway and Transportation Authority, (AGC), 5.50%, 7/1/31	1,500	1,698,555

		$4,303,295

Insured – Water and Sewer — 3.0%

Allegheny County Sanitary Authority, (BAM), 5.00%, 12/1/28	$1,000	$1,137,850

Pittsburgh Water and Sewer Authority, (AGM), 4.00%, 9/1/34	2,000	2,271,020

Westmoreland County Municipal Authority, (FGIC), 0.00%, 8/15/19	2,235	2,233,704

		$5,642,574

Lease Revenue / Certificates of Participation — 2.0%

Bucks County Community College Authority, 5.00%, 6/15/38	$605	$743,067

Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/34	2,405	2,910,627

		$3,653,694

Other Revenue — 0.6%

Allentown Neighborhood Improvement Zone Development Authority, (City Center Project), 5.00%, 5/1/42(3)	$1,000	$1,108,950

		$1,108,950

Senior Living / Life Care — 3.3%

Cumberland County Municipal Authority, (Diakon Lutheran Social Ministries), 5.00%, 1/1/31	$500	$594,615

Cumberland County Municipal Authority, (Diakon Lutheran Social Ministries), 5.00%, 1/1/39	2,000	2,299,560

Franklin County Industrial Development Authority, (Menno-Haven, Inc.), 5.00%, 12/1/33	455	508,827

Lancaster County Hospital Authority, (Brethren Village), 5.125%, 7/1/37	1,265	1,366,921

Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	300	328,128

Montgomery County Industrial Development Authority, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,000	1,062,920

		$6,160,971

Special Tax Revenue — 0.4%

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/24	$18	$15,440

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/27	34	26,146

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/29	34	23,943

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/31	43	27,091

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/33	49	27,547

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/46	$463	$106,953

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/51	377	64,263

Puerto Rico Sales Tax Financing Corp., 4.50%, 7/1/34	36	37,236

Puerto Rico Sales Tax Financing Corp., 4.55%, 7/1/40	18	18,056

Puerto Rico Sales Tax Financing Corp., 4.75%, 7/1/53	132	129,400

Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	334	334,818

		$810,893

Transportation — 4.2%

Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/32	$1,500	$1,844,430

Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,960	2,114,742

Pennsylvania Turnpike Commission, 5.00%, 12/1/37	1,500	1,807,980

Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	815	865,400

Philadelphia, Airport Revenue, (AMT), 5.00%, 7/1/37	1,000	1,180,780

		$7,813,332

Water and Sewer — 2.6%

Chester Water Authority, 5.00%, 12/1/35	$795	$926,223

Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 3.00%, 4/1/39	2,500	2,531,100

Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	1,250	1,303,300

		$4,760,623

Total Tax-Exempt Municipal Securities — 99.7% (identified cost $172,657,654)		$185,354,748

Taxable Municipal Securities — 0.2%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.1%

Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$320	$95,999

		$95,999

Special Tax Revenue — 0.1%

Puerto Rico Sales Tax Financing Corp., 4.55%, 7/1/40	$183	$176,141

Puerto Rico Sales Tax Financing Corp., 4.75%, 7/1/53	5	4,707

Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	73	70,171

		$251,019

Total Taxable Municipal Securities — 0.2% (identified cost $537,744)		$347,018

33	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2019

Portfolio of Investments — continued

Trust Units — 0.1%
Security	Notional Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 0.1%

COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (non-taxable), 8/1/45(4)	$300	$218,372

COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (taxable), 8/1/45(4)	99	13,591

Total Trust Units — 0.1% (identified cost $231,555)		$231,963

Total Investments — 100.0% (identified cost $173,426,953)		$185,933,729

Other Assets, Less Liabilities — 0.0%(5)		$19,586

Net Assets — 100.0%		$185,953,315

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2019, 42.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 13.5% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2019, the aggregate value of these securities is $1,108,950 or 0.6% of the Fund’s net assets.

(4)

Security was received in connection with the restructuring of an insured zero-coupon bond issued by the Puerto Rico Sales Tax Financing Corporation (“COFINA”) (the “Original Bond”). The notional amount of the combined taxable and tax-exempt trust units reflects the accreted amount of the Original Bond from original issuance through the restructuring date. Each trust certificate represents an ownership interest in various coupon paying and zero-coupon COFINA bonds and potential insurance payments pursuant to an insurance policy with National Public Finance Guarantee Corporation. The trust units have no stated coupon interest rate but accrete income to maturity at the annual rate of approximately 5.04%, the same rate as the Original Bond.

(5)	Amount is less than 0.05%.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

BHAC	–	Berkshire Hathaway Assurance Corp.

FGIC	–	Financial Guaranty Insurance Company

NPFG	–	National Public Finance Guarantee Corp.

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2019

Statements of Assets and Liabilities

	July 31, 2019
Assets	Arizona Fund	Connecticut Fund	Minnesota Fund

Investments —

Identified cost	$52,382,886	$71,228,992	$146,149,117

Unrealized appreciation	4,606,324	5,055,641	7,783,362

Investments, at value	$56,989,210	$76,284,633	$153,932,479

Cash	$1,417,415	$2,613,388	$3,739,924

Deposits for derivatives collateral — financial futures contracts	48,108	—	—

Interest receivable	339,288	534,660	1,694,584

Receivable for investments sold	—	—	375,000

Receivable for Fund shares sold	54,917	95,220	95,468

Total assets	$58,848,938	$79,527,901	$159,837,455

Liabilities

Payable for when-issued securities	$—	$1,149,200	$5,546,910

Payable for variation margin on open financial futures contracts	19,354	—	—

Payable for Fund shares redeemed	130,816	105,197	816,972

Distributions payable	19,117	32,277	78,704

Payable to affiliates:

Investment adviser fee	13,024	19,644	43,136

Distribution and service fees	9,358	12,617	15,088

Accrued expenses	63,017	70,797	88,089

Total liabilities	$254,686	$1,389,732	$6,588,899

Net Assets	$58,594,252	$78,138,169	$153,248,556

Sources of Net Assets

Paid-in capital	$53,920,354	$73,969,743	$146,010,111

Distributable earnings	4,673,898	4,168,426	7,238,445

Net Assets	$58,594,252	$78,138,169	$153,248,556

Class A Shares

Net Assets	$34,703,877	$52,275,476	$57,812,230

Shares Outstanding	3,559,663	5,111,907	6,016,546

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.75	$10.23	$9.61

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$10.24	$10.74	$10.09

Class C Shares

Net Assets	$4,278,623	$4,781,881	$6,595,441

Shares Outstanding	394,616	469,309	638,195

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$10.84	$10.19	$10.33

Class I Shares

Net Assets	$19,611,752	$21,080,812	$88,840,885

Shares Outstanding	2,011,696	2,060,851	9,245,044

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.75	$10.23	$9.61

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2019

Statements of Assets and Liabilities — continued

	July 31, 2019
Assets	New Jersey Fund	Pennsylvania Fund

Investments —

Identified cost	$153,937,287	$173,426,953

Unrealized appreciation	12,367,780	12,506,776

Investments, at value	$166,305,067	$185,933,729

Cash	$6,633,683	$3,994,115

Interest receivable	1,046,492	1,473,329

Receivable for Fund shares sold	132,196	128,696

Total assets	$174,117,438	$191,529,869

Liabilities

Payable for floating rate notes issued	$—	$4,999,975

Payable for when-issued securities	9,197,846	—

Payable for Fund shares redeemed	171,791	224,358

Distributions payable	59,080	125,765

Payable to affiliates:

Investment adviser fee	48,850	58,916

Distribution and service fees	27,435	31,363

Interest expense and fees payable	—	21,512

Accrued expenses	105,745	114,665

Total liabilities	$9,610,747	$5,576,554

Net Assets	$164,506,691	$185,953,315

Sources of Net Assets

Paid-in capital	$155,258,053	$186,114,321

Distributable earnings (accumulated loss)	9,248,638	(161,006)

Net Assets	$164,506,691	$185,953,315

Class A Shares

Net Assets	$101,282,969	$119,324,463

Shares Outstanding	10,687,228	13,788,472

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.48	$8.65

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$9.95	$9.08

Class C Shares

Net Assets	$12,202,350	$13,087,846

Shares Outstanding	1,233,945	1,460,467

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.89	$8.96

Class I Shares

Net Assets	$51,021,372	$53,541,006

Shares Outstanding	5,381,542	6,162,934

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.48	$8.69

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2019

Statements of Operations

	Year Ended July 31, 2019
Investment Income	Arizona Fund	Connecticut Fund	Minnesota Fund

Interest	$1,827,141	$2,716,973	$4,308,584

Total investment income	$1,827,141	$2,716,973	$4,308,584

Expenses

Investment adviser fee	$134,366	$219,792	$467,164

Distribution and service fees

Class A	66,829	104,692	109,837

Class C	43,372	39,006	72,987

Trustees’ fees and expenses	3,344	4,397	7,816

Custodian fee	28,609	32,936	45,963

Transfer and dividend disbursing agent fees	17,624	37,110	62,741

Legal and accounting services	46,630	61,647	53,460

Printing and postage	7,743	10,079	14,411

Registration fees	9,838	1,102	9,675

Miscellaneous	17,550	20,879	38,615

Total expenses	$375,905	$531,640	$882,669

Net investment income	$1,451,236	$2,185,333	$3,425,915

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$83,222	$23,454	$(548,433)

Financial futures contracts	(228,471)	(48,818)	—

Net realized loss	$(145,249)	$(25,364)	$(548,433)

Change in unrealized appreciation (depreciation) —

Investments	$1,968,898	$1,997,434	$5,787,813

Financial futures contracts	(76,971)	7,116	—

Net change in unrealized appreciation (depreciation)	$1,891,927	$2,004,550	$5,787,813

Net realized and unrealized gain	$1,746,678	$1,979,186	$5,239,380

Net increase in net assets from operations	$3,197,914	$4,164,519	$8,665,295

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2019

Statements of Operations — continued

	Year Ended July 31, 2019
Investment Income	New Jersey Fund	Pennsylvania Fund

Interest	$5,930,146	$7,987,832

Total investment income	$5,930,146	$7,987,832

Expenses

Investment adviser fee	$555,793	$685,563

Distribution and service fees

Class A	193,942	225,611

Class C	139,777	174,814

Trustees’ fees and expenses	8,854	9,686

Custodian fee	50,473	56,058

Transfer and dividend disbursing agent fees	71,834	88,905

Legal and accounting services	64,677	73,890

Printing and postage	18,057	18,787

Registration fees	2,664	2,053

Interest expense and fees	—	121,133

Miscellaneous	27,526	44,386

Total expenses	$1,133,597	$1,500,886

Net investment income	$4,796,549	$6,486,946

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$770,425	$(1,031,627)

Net realized gain (loss)	$770,425	$(1,031,627)

Change in unrealized appreciation (depreciation) —

Investments	$6,091,450	$4,328,226

Net change in unrealized appreciation (depreciation)	$6,091,450	$4,328,226

Net realized and unrealized gain	$6,861,875	$3,296,599

Net increase in net assets from operations	$11,658,424	$9,783,545

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2019

Statements of Changes in Net Assets

	Year Ended July 31, 2019
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund

From operations —

Net investment income	$1,451,236	$2,185,333	$3,425,915

Net realized loss	(145,249)	(25,364)	(548,433)

Net change in unrealized appreciation (depreciation)	1,891,927	2,004,550	5,787,813

Net increase in net assets from operations	$3,197,914	$4,164,519	$8,665,295

Distributions to shareholders(1) —

Class A	$(907,785)	$(1,547,637)	$(1,323,912)

Class C	(89,877)	(90,318)	(129,275)

Class I	(448,193)	(539,292)	(1,979,461)

Total distributions to shareholders	$(1,445,855)	$(2,177,247)	$(3,432,648)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$4,054,232	$2,972,737	$9,543,073

Class C	1,221,295	1,528,112	1,339,027

Class I	9,733,737	10,812,302	46,325,094

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	803,656	1,271,823	1,206,122

Class C	81,617	65,486	121,328

Class I	360,688	440,571	1,229,852

Cost of shares redeemed

Class A	(5,611,258)	(8,744,300)	(13,685,326)

Class C	(1,499,814)	(970,621)	(2,664,399)

Class I	(4,323,582)	(4,554,944)	(35,431,198)

Net asset value of shares converted

Class A	681,734	525,396	1,931,924

Class C	(681,734)	(525,396)	(1,931,924)

Net increase in net assets from Fund share transactions	$4,820,571	$2,821,166	$7,983,573

Net increase in net assets	$6,572,630	$4,808,438	$13,216,220

Net Assets

At beginning of year	$52,021,622	$73,329,731	$140,032,336

At end of year	$58,594,252	$78,138,169	$153,248,556

(1)	The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2019

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2019
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund

From operations —

Net investment income	$4,796,549	$6,486,946

Net realized gain (loss)	770,425	(1,031,627)

Net change in unrealized appreciation (depreciation)	6,091,450	4,328,226

Net increase in net assets from operations	$11,658,424	$9,783,545

Distributions to shareholders(1) —

Class A	$(3,017,845)	$(4,156,808)

Class C	(349,912)	(544,925)

Class I	(1,389,150)	(1,842,914)

Total distributions to shareholders	$(4,756,907)	$(6,544,647)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$6,169,179	$9,616,519

Class C	3,054,807	1,357,859

Class I	30,859,873	22,729,769

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,454,247	3,664,398

Class C	299,220	498,055

Class I	1,231,041	806,641

Cost of shares redeemed

Class A	(14,754,860)	(16,032,192)

Class C	(4,188,436)	(4,532,346)

Class I	(15,510,554)	(17,288,376)

Net asset value of shares converted

Class A	4,995,205	7,448,310

Class C	(4,995,205)	(7,448,310)

Net increase in net assets from Fund share transactions	$9,614,517	$820,327

Net increase in net assets	$16,516,034	$4,059,225

Net Assets

At beginning of year	$147,990,657	$181,894,090

At end of year	$164,506,691	$185,953,315

(1)	The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2019

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2018
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund

From operations —

Net investment income	$1,665,311	$2,469,682	$3,863,466

Net realized gain	1,016,261	537,029	13,709

Net change in unrealized appreciation (depreciation)	(1,873,751)	(2,411,565)	(3,670,645)

Net increase in net assets from operations	$807,821	$595,146	$206,530

Distributions to shareholders —

From net investment income

Class A	$(1,111,031)	$(1,817,459)	$(1,516,851)

Class B	(2,240)	(7,106)	(302)

Class C	(128,976)	(127,819)	(198,516)

Class I	(474,900)	(502,942)	(2,202,579)

Total distributions to shareholders	$(1,717,147)	$(2,455,326)	$(3,918,248)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$2,357,932	$2,885,116	$5,869,861

Class B	—	2,905	—

Class C	718,197	198,245	1,331,136

Class I	4,675,712	4,790,993	27,056,131

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	992,340	1,520,514	1,404,749

Class B	1,737	2,877	287

Class C	113,099	97,797	184,648

Class I	318,084	331,246	1,273,676

Cost of shares redeemed

Class A	(9,962,209)	(7,912,013)	(11,442,512)

Class B	(13,210)	(99,586)	(403)

Class C	(1,739,039)	(1,426,567)	(3,433,560)

Class I	(8,452,947)	(7,131,162)	(27,648,263)

Net asset value of shares converted

Class A	111,980	58,092	43,829

Class B	(111,980)	(58,092)	(43,829)

Net asset value of shares merged(1)

Class A	106,634	298,331	6,434

Class B	(106,634)	(298,331)	(6,434)

Net decrease in net assets from Fund share transactions	$(10,990,304)	$(6,739,635)	$(5,404,250)

Net decrease in net assets	$(11,899,630)	$(8,599,815)	$(9,115,968)

Net Assets

At beginning of year	$63,921,252	$81,929,546	$149,148,304

At end of year(2)	$52,021,622	$73,329,731	$140,032,336

(1)	At the close of business on April 5, 2018, Class B shares were merged into Class A shares.

(2)

Includes accumulated undistributed (distributions in excess of) net investment income of $244,256, $(35,395) and $44,831, respectively, at July 31, 2018. The requirement to disclose the corresponding amounts as of July 31, 2019 was eliminated.

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2019

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2018
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund

From operations —

Net investment income	$5,223,276	$7,382,406

Net realized gain	1,232,251	518,984

Net change in unrealized appreciation (depreciation)	(3,848,754)	(5,891,183)

Net increase in net assets from operations	$2,606,773	$2,010,207

Distributions to shareholders —

From net investment income

Class A	$(3,554,266)	$(4,520,698)

Class B	—	(12,912)

Class C	(533,723)	(794,768)

Class I	(1,211,654)	(1,935,642)

Total distributions to shareholders	$(5,299,643)	$(7,264,020)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$5,620,283	$4,328,909

Class C	1,627,297	679,608

Class I	21,075,842	9,205,147

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,877,424	3,972,725

Class B	—	12,697

Class C	449,499	732,412

Class I	1,007,381	793,843

Cost of shares redeemed

Class A	(12,674,961)	(19,060,766)

Class B	—	(39,726)

Class C	(5,370,881)	(7,358,261)

Class I	(20,942,941)	(13,359,604)

Net asset value of shares converted

Class A	—	512,989

Class B	—	(512,989)

Net asset value of shares merged(1)

Class A	—	400,566

Class B	—	(400,566)

Net decrease in net assets from Fund share transactions	$(6,331,057)	$(20,093,016)

Net decrease in net assets	$(9,023,927)	$(25,346,829)

Net Assets

At beginning of year	$157,014,584	$207,240,919

At end of year(2)	$147,990,657	$181,894,090

(1)	At the close of business on April 5, 2018, Class B shares of Pennsylvania Fund were merged into Class A shares.

(2)

Includes accumulated undistributed net investment income of $1,239,482 and $131,751, respectively, at July 31, 2018. The requirement to disclose the corresponding amounts as of July 31, 2019 was eliminated.

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2019

Financial Highlights

	Arizona Fund — Class A

	Year Ended July 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$9.440	$9.580	$9.840	$9.540	$9.650

Income (Loss) From Operations

Net investment income(1)	$0.258	$0.276	$0.292	$0.321	$0.346

Net realized and unrealized gain (loss)	0.310	(0.132)	(0.262)	0.298	(0.088)

Total income from operations	$0.568	$0.144	$0.030	$0.619	$0.258

Less Distributions

From net investment income	$(0.258)	$(0.284)	$(0.290)	$(0.319)	$(0.368)

Total distributions	$(0.258)	$(0.284)	$(0.290)	$(0.319)	$(0.368)

Net asset value — End of year	$9.750	$9.440	$9.580	$9.840	$9.540

Total Return(2)	6.12%	1.53%	0.35%	6.60%	2.67%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$34,704	$33,704	$40,674	$47,956	$47,736

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.70%	0.71%	0.71%	0.69%	0.72%

Net investment income	2.73%	2.90%	3.05%	3.32%	3.56%

Portfolio Turnover	6%	8%	22%	14%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2019

Financial Highlights — continued

	Arizona Fund — Class C

	Year Ended July 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$10.500	$10.650	$10.940	$10.610	$10.730

Income (Loss) From Operations

Net investment income(1)	$0.208	$0.227	$0.245	$0.275	$0.305

Net realized and unrealized gain (loss)	0.339	(0.140)	(0.293)	0.329	(0.097)

Total income (loss) from operations	$0.547	$0.087	$(0.048)	$0.604	$0.208

Less Distributions

From net investment income	$(0.207)	$(0.237)	$(0.242)	$(0.274)	$(0.328)

Total distributions	$(0.207)	$(0.237)	$(0.242)	$(0.274)	$(0.328)

Net asset value — End of year	$10.840	$10.500	$10.650	$10.940	$10.610

Total Return(2)	5.28%	0.83%	(0.41)%	5.77%	1.93%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$4,279	$5,025	$6,025	$6,592	$5,690

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.45%	1.46%	1.46%	1.44%	1.47%

Net investment income	1.98%	2.15%	2.30%	2.56%	2.83%

Portfolio Turnover	6%	8%	22%	14%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2019

Financial Highlights — continued

	Arizona Fund — Class I

	Year Ended July 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$9.440	$9.580	$9.830	$9.540	$9.640

Income (Loss) From Operations

Net investment income(1)	$0.276	$0.295	$0.310	$0.339	$0.368

Net realized and unrealized gain (loss)	0.310	(0.132)	(0.251)	0.289	(0.081)

Total income from operations	$0.586	$0.163	$0.059	$0.628	$0.287

Less Distributions

From net investment income	$(0.276)	$(0.303)	$(0.309)	$(0.338)	$(0.387)

Total distributions	$(0.276)	$(0.303)	$(0.309)	$(0.338)	$(0.387)

Net asset value — End of year	$9.750	$9.440	$9.580	$9.830	$9.540

Total Return(2)	6.33%	1.74%	0.65%	6.70%	2.98%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$19,612	$13,292	$16,990	$12,390	$9,759

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.49%	0.51%	0.51%	0.49%	0.52%

Net investment income	2.91%	3.10%	3.24%	3.50%	3.79%

Portfolio Turnover	6%	8%	22%	14%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2019

Financial Highlights — continued

	Connecticut Fund — Class A

	Year Ended July 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$9.960	$10.200	$10.520	$10.240	$10.240

Income (Loss) From Operations

Net investment income(1)	$0.296	$0.324	$0.328	$0.351	$0.364

Net realized and unrealized gain (loss)	0.269	(0.243)	(0.323)	0.276	(0.004)

Total income from operations	$0.565	$0.081	$0.005	$0.627	$0.360

Less Distributions

From net investment income	$(0.295)	$(0.321)	$(0.325)	$(0.347)	$(0.360)

Total distributions	$(0.295)	$(0.321)	$(0.325)	$(0.347)	$(0.360)

Net asset value — End of year	$10.230	$9.960	$10.200	$10.520	$10.240

Total Return(2)	5.78%	0.82%	0.08%	6.22%	3.53%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$52,275	$54,900	$59,405	$68,795	$72,210

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(3)	0.73%	0.73%	0.70%	0.72%	0.72%

Interest and fee expense(4)	—	—	—	—	0.03%

Total expenses(3)	0.73%	0.73%	0.70%	0.72%	0.75%

Net investment income	2.97%	3.22%	3.20%	3.38%	3.52%

Portfolio Turnover	16%	10%	11%	7%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2019

Financial Highlights — continued

	Connecticut Fund — Class C

	Year Ended July 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$9.920	$10.160	$10.490	$10.200	$10.200

Income (Loss) From Operations

Net investment income(1)	$0.220	$0.247	$0.250	$0.271	$0.285

Net realized and unrealized gain (loss)	0.269	(0.242)	(0.333)	0.287	(0.003)

Total income (loss) from operations	$0.489	$0.005	$(0.083)	$0.558	$0.282

Less Distributions

From net investment income	$(0.219)	$(0.245)	$(0.247)	$(0.268)	$(0.282)

Total distributions	$(0.219)	$(0.245)	$(0.247)	$(0.268)	$(0.282)

Net asset value — End of year	$10.190	$9.920	$10.160	$10.490	$10.200

Total Return(2)	5.01%	0.06%	(0.77)%	5.54%	2.76%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$4,782	$4,588	$5,847	$7,020	$6,739

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(3)	1.47%	1.48%	1.45%	1.47%	1.47%

Interest and fee expense(4)	—	—	—	—	0.03%

Total expenses(3)	1.47%	1.48%	1.45%	1.47%	1.50%

Net investment income	2.21%	2.47%	2.45%	2.62%	2.77%

Portfolio Turnover	16%	10%	11%	7%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2019

Financial Highlights — continued

	Connecticut Fund — Class I

	Year Ended July 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$9.960	$10.200	$10.520	$10.240	$10.240

Income (Loss) From Operations

Net investment income(1)	$0.316	$0.344	$0.348	$0.371	$0.385

Net realized and unrealized gain (loss)	0.269	(0.242)	(0.322)	0.276	(0.004)

Total income from operations	$0.585	$0.102	$0.026	$0.647	$0.381

Less Distributions

From net investment income	$(0.315)	$(0.342)	$(0.346)	$(0.367)	$(0.381)

Total distributions	$(0.315)	$(0.342)	$(0.346)	$(0.367)	$(0.381)

Net asset value — End of year	$10.230	$9.960	$10.200	$10.520	$10.240

Total Return(2)	6.00%	1.03%	0.28%	6.43%	3.74%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$21,081	$13,842	$16,216	$12,826	$9,330

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(3)	0.53%	0.53%	0.50%	0.52%	0.52%

Interest and fee expense(4)	—	—	—	—	0.03%

Total expenses(3)	0.53%	0.53%	0.50%	0.52%	0.55%

Net investment income	3.16%	3.42%	3.40%	3.57%	3.71%

Portfolio Turnover	16%	10%	11%	7%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2019

Financial Highlights — continued

	Minnesota Fund — Class A

	Year Ended July 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$9.250	$9.480	$9.770	$9.550	$9.580

Income (Loss) From Operations

Net investment income(1)	$0.224	$0.241	$0.263	$0.288	$0.312

Net realized and unrealized gain (loss)	0.361	(0.227)	(0.289)	0.222	(0.033)

Total income (loss) from operations	$0.585	$0.014	$(0.026)	$0.510	$0.279

Less Distributions

From net investment income	$(0.225)	$(0.244)	$(0.264)	$(0.290)	$(0.309)

Total distributions	$(0.225)	$(0.244)	$(0.264)	$(0.290)	$(0.309)

Net asset value — End of year	$9.610	$9.250	$9.480	$9.770	$9.550

Total Return(2)	6.42%	0.15%	(0.22)%	5.42%	2.94%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$57,812	$56,760	$62,310	$74,061	$71,598

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.70%	0.69%	0.70%	0.69%	0.71%

Net investment income	2.41%	2.57%	2.77%	2.98%	3.24%

Portfolio Turnover	21%	20%	23%	12%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2019

Financial Highlights — continued

	Minnesota Fund — Class C

	Year Ended July 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$9.950	$10.200	$10.500	$10.270	$10.300

Income (Loss) From Operations

Net investment income(1)	$0.168	$0.184	$0.206	$0.231	$0.257

Net realized and unrealized gain (loss)	0.379	(0.247)	(0.298)	0.233	(0.032)

Total income (loss) from operations	$0.547	$(0.063)	$(0.092)	$0.464	$0.225

Less Distributions

From net investment income	$(0.167)	$(0.187)	$(0.208)	$(0.234)	$(0.255)

Total distributions	$(0.167)	$(0.187)	$(0.208)	$(0.234)	$(0.255)

Net asset value — End of year	$10.330	$9.950	$10.200	$10.500	$10.270

Total Return(2)	5.56%	(0.62)%	(0.85)%	4.57%	2.19%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$6,595	$9,484	$11,668	$12,990	$11,636

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.46%	1.44%	1.45%	1.44%	1.46%

Net investment income	1.68%	1.82%	2.02%	2.23%	2.48%

Portfolio Turnover	21%	20%	23%	12%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2019

Financial Highlights — continued

	Minnesota Fund — Class I

	Year Ended July 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$9.250	$9.480	$9.770	$9.550	$9.580

Income (Loss) From Operations

Net investment income(1)	$0.242	$0.260	$0.280	$0.304	$0.330

Net realized and unrealized gain (loss)	0.361	(0.227)	(0.287)	0.225	(0.031)

Total income (loss) from operations	$0.603	$0.033	$(0.007)	$0.529	$0.299

Less Distributions

From net investment income	$(0.243)	$(0.263)	$(0.283)	$(0.309)	$(0.329)

Total distributions	$(0.243)	$(0.263)	$(0.283)	$(0.309)	$(0.329)

Net asset value — End of year	$9.610	$9.250	$9.480	$9.770	$9.550

Total Return(2)	6.64%	0.36%	(0.02)%	5.63%	3.15%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$88,841	$73,789	$75,120	$59,486	$37,542

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.50%	0.49%	0.50%	0.49%	0.51%

Net investment income	2.59%	2.77%	2.96%	3.15%	3.43%

Portfolio Turnover	21%	20%	23%	12%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2019

Financial Highlights — continued

	New Jersey Fund — Class A

	Year Ended July 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$9.080	$9.230	$9.520	$9.240	$9.310

Income (Loss) From Operations

Net investment income(1)	$0.287	$0.317	$0.326	$0.339	$0.337

Net realized and unrealized gain (loss)	0.398	(0.146)	(0.293)	0.277	(0.072)

Total income from operations	$0.685	$0.171	$0.033	$0.616	$0.265

Less Distributions

From net investment income	$(0.285)	$(0.321)	$(0.323)	$(0.336)	$(0.335)

Total distributions	$(0.285)	$(0.321)	$(0.323)	$(0.336)	$(0.335)

Net asset value — End of year	$9.480	$9.080	$9.230	$9.520	$9.240

Total Return(2)	7.69%	1.89%	0.41%	6.78%	2.86%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$101,283	$98,224	$104,121	$117,155	$120,659

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(3)	0.72%	0.73%	0.72%	0.72%	0.73%

Interest and fee expense(4)	—	—	0.01%	0.03%	0.02%

Total expenses(3)	0.72%	0.73%	0.73%	0.75%	0.75%

Net investment income	3.14%	3.47%	3.53%	3.62%	3.60%

Portfolio Turnover	39%	13%	14%	17%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2019

Financial Highlights — continued

	New Jersey Fund — Class C

	Year Ended July 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$9.470	$9.630	$9.930	$9.640	$9.710

Income (Loss) From Operations

Net investment income(1)	$0.229	$0.259	$0.267	$0.280	$0.278

Net realized and unrealized gain (loss)	0.416	(0.155)	(0.302)	0.288	(0.072)

Total income (loss) from operations	$0.645	$0.104	$(0.035)	$0.568	$0.206

Less Distributions

From net investment income	$(0.225)	$(0.264)	$(0.265)	$(0.278)	$(0.276)

Total distributions	$(0.225)	$(0.264)	$(0.265)	$(0.278)	$(0.276)

Net asset value — End of year	$9.890	$9.470	$9.630	$9.930	$9.640

Total Return(2)	6.92%	1.10%	(0.32)%	5.97%	2.13%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$12,202	$17,481	$21,115	$24,731	$23,141

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(3)	1.47%	1.48%	1.47%	1.47%	1.48%

Interest and fee expense(4)	—	—	0.01%	0.03%	0.02%

Total expenses(3)	1.47%	1.48%	1.48%	1.50%	1.50%

Net investment income	2.41%	2.72%	2.78%	2.86%	2.85%

Portfolio Turnover	39%	13%	14%	17%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2019

Financial Highlights — continued

	New Jersey Fund — Class I

	Year Ended July 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$9.080	$9.230	$9.520	$9.240	$9.310

Income (Loss) From Operations

Net investment income(1)	$0.303	$0.335	$0.345	$0.357	$0.355

Net realized and unrealized gain (loss)	0.400	(0.146)	(0.293)	0.278	(0.071)

Total income from operations	$0.703	$0.189	$0.052	$0.635	$0.284

Less Distributions

From net investment income	$(0.303)	$(0.339)	$(0.342)	$(0.355)	$(0.354)

Total distributions	$(0.303)	$(0.339)	$(0.342)	$(0.355)	$(0.354)

Net asset value — End of year	$9.480	$9.080	$9.230	$9.520	$9.240

Total Return(2)	7.91%	2.09%	0.61%	7.00%	3.07%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$51,021	$32,285	$31,778	$28,693	$24,873

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(3)	0.52%	0.53%	0.52%	0.52%	0.53%

Interest and fee expense(4)	—	—	0.01%	0.03%	0.02%

Total expenses(3)	0.52%	0.53%	0.53%	0.55%	0.55%

Net investment income	3.30%	3.66%	3.74%	3.80%	3.80%

Portfolio Turnover	39%	13%	14%	17%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2019

Financial Highlights — continued

	Pennsylvania Fund — Class A

	Year Ended July 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$8.500	$8.730	$9.110	$8.900	$8.950

Income (Loss) From Operations

Net investment income(1)	$0.310	$0.334	$0.323	$0.345	$0.355

Net realized and unrealized gain (loss)	0.153	(0.236)	(0.379)	0.207	(0.053)

Total income (loss) from operations	$0.463	$0.098	$(0.056)	$0.552	$0.302

Less Distributions

From net investment income	$(0.313)	$(0.328)	$(0.324)	$(0.342)	$(0.352)

Total distributions	$(0.313)	$(0.328)	$(0.324)	$(0.342)	$(0.352)

Net asset value — End of year	$8.650	$8.500	$8.730	$9.110	$8.900

Total Return(2)	5.58%	1.16%	(0.58)%	6.32%	3.41%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$119,324	$112,508	$125,579	$147,706	$140,411

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(3)	0.75%	0.75%	0.73%	0.73%	0.75%

Interest and fee expense(4)	0.07%	0.05%	0.04%	0.04%	0.03%

Total expenses(3)	0.82%	0.80%	0.77%	0.77%	0.78%

Net investment income	3.65%	3.89%	3.67%	3.84%	3.95%

Portfolio Turnover	18%	9%	4%	8%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

55	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2019

Financial Highlights — continued

	Pennsylvania Fund — Class C

	Year Ended July 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$8.800	$9.040	$9.430	$9.220	$9.270

Income (Loss) From Operations

Net investment income(1)	$0.257	$0.279	$0.266	$0.287	$0.298

Net realized and unrealized gain (loss)	0.161	(0.246)	(0.389)	0.208	(0.053)

Total income (loss) from operations	$0.418	$0.033	$(0.123)	$0.495	$0.245

Less Distributions

From net investment income	$(0.258)	$(0.273)	$(0.267)	$(0.285)	$(0.295)

Total distributions	$(0.258)	$(0.273)	$(0.267)	$(0.285)	$(0.295)

Net asset value — End of year	$8.960	$8.800	$9.040	$9.430	$9.220

Total Return(2)	4.84%	0.39%	(1.28)%	5.44%	2.66%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$13,088	$22,991	$29,651	$38,004	$32,695

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(3)	1.50%	1.50%	1.48%	1.48%	1.50%

Interest and fee expense(4)	0.07%	0.05%	0.04%	0.04%	0.03%

Total expenses(3)	1.57%	1.55%	1.52%	1.52%	1.53%

Net investment income	2.93%	3.13%	2.92%	3.08%	3.20%

Portfolio Turnover	18%	9%	4%	8%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

56	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2019

Financial Highlights — continued

	Pennsylvania Fund — Class I

	Year Ended July 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$8.530	$8.760	$9.140	$8.940	$8.990

Income (Loss) From Operations

Net investment income(1)	$0.328	$0.352	$0.342	$0.365	$0.375

Net realized and unrealized gain (loss)	0.163	(0.235)	(0.380)	0.197	(0.053)

Total income (loss) from operations	$0.491	$0.117	$(0.038)	$0.562	$0.322

Less Distributions

From net investment income	$(0.331)	$(0.347)	$(0.342)	$(0.362)	$(0.372)

Total distributions	$(0.331)	$(0.347)	$(0.342)	$(0.362)	$(0.372)

Net asset value — End of year	$8.690	$8.530	$8.760	$9.140	$8.940

Total Return(2)	5.90%	1.37%	(0.36)%	6.40%	3.62%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$53,541	$46,396	$51,055	$53,322	$49,036

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(3)	0.54%	0.55%	0.53%	0.53%	0.55%

Interest and fee expense(4)	0.07%	0.05%	0.04%	0.04%	0.03%

Total expenses(3)	0.61%	0.60%	0.57%	0.57%	0.58%

Net investment income	3.84%	4.09%	3.88%	4.03%	4.15%

Portfolio Turnover	18%	9%	4%	8%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

57	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2019

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, five of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipal Income Fund (Arizona Fund), Eaton Vance Connecticut Municipal Income Fund (Connecticut Fund), Eaton Vance Minnesota Municipal Income Fund (Minnesota Fund), Eaton Vance New Jersey Municipal Income Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipal Income Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2019, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

58

Eaton Vance

Municipal Income Funds

July 31, 2019

Notes to Financial Statements — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at July 31, 2019. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2019, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

Pennsylvania Fund

Floating Rate Notes Outstanding	$4,999,975

Interest Rate or Range of Interest Rates (%)	1.55

Collateral for Floating Rate Notes Outstanding	$8,059,813

For the year ended July 31, 2019, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate including fees were as follows:

Pennsylvania Fund

Average Floating Rate Notes Outstanding	$5,000,000

Average Interest Rate	2.42%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of July 31, 2019.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

59

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Municipal Income Funds

July 31, 2019

Notes to Financial Statements — continued

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended July 31, 2019 and July 31, 2018 was as follows:

	Year Ended July 31, 2019
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Tax-exempt income	$1,445,855	$2,138,725	$3,432,648	$4,553,353	$6,521,683

Ordinary income	$—	$38,522	$—	$203,554	$22,964

	Year Ended July 31, 2018
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Distributions declared from:

Tax-exempt income	$1,678,960	$2,446,665	$3,872,294	$5,096,275	$7,149,164

Ordinary income	$38,187	$8,661	$45,954	$203,368	$114,856

60

Eaton Vance

Municipal Income Funds

July 31, 2019

Notes to Financial Statements — continued

During the year ended July 31, 2019, the following amounts were reclassified due to expired capital loss carryforwards.

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Change in:

Paid-in capital	$—	$(685,091)	$(723,202)	$(3,741,998)	$(10,492,996)

Distributable earnings (accumulated loss)	$—	$685,091	$723,202	$3,741,998	$10,492,996

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of July 31, 2019, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Undistributed tax-exempt income	$260,805	$38,690	$123,533	$1,298,563	$193,237

Deferred capital losses	$(216,806)	$(993,863)	$(682,598)	$(4,517,304)	$(13,261,062)

Net unrealized appreciation	$4,649,016	$5,155,876	$7,876,214	$12,526,459	$13,032,584

Distributions payable	$(19,117)	$(32,277)	$(78,704)	$(59,080)	$(125,765)

At July 31, 2019, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Deferred capital losses:

Short-term	$121,467	$993,863	$279,160	$3,862,056	$5,404,247

Long-term	$95,339	$—	$403,438	$655,248	$7,856,815

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at July 31, 2019, as determined on a federal income tax basis, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Aggregate cost	$52,340,194	$71,128,757	$146,056,265	$153,778,608	$167,901,170

Gross unrealized appreciation	$4,649,016	$5,159,576	$7,876,488	$12,526,459	$14,076,155

Gross unrealized depreciation	—	(3,700)	(274)	—	(1,043,571)

Net unrealized appreciation	$4,649,016	$5,155,876	$7,876,214	$12,526,459	$13,032,584

61

Eaton Vance

Municipal Income Funds

July 31, 2019

Notes to Financial Statements — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%

$20 million up to $40 million	0.20	2.00

$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced.

For the year ended July 31, 2019, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Investment Adviser Fee	$134,366	$219,792	$467,164	$555,793	$685,563

Effective Annual Rate	0.25%	0.30%	0.34%	0.36%	0.38%

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the year ended July 31, 2019 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

EVM’s Sub-Transfer Agent Fees	$3,443	$10,994	$15,739	$15,993	$21,586

EVD’s Class A Sales Charges	$6,616	$8,315	$5,754	$13,514	$11,535

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2019 for Class A shares amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class A Distribution and Service Fees	$66,829	$104,692	$109,837	$193,942	$225,611

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Municipal Income Funds

July 31, 2019

Notes to Financial Statements — continued

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended July 31, 2019, the Funds paid or accrued to EVD the following distribution fees:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class C Distribution Fees	$34,241	$30,794	$57,621	$110,350	$138,011

The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended July 31, 2019 amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class C Service Fees	$9,131	$8,212	$15,366	$29,427	$36,803

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended July 31, 2019, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class A	$—	$—	$—	$10,000	$—

Class C	$100	$200	$600	$3,000	$—

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended July 31, 2019 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Purchases	$8,363,451	$18,178,157	$41,510,578	$73,774,388	$32,873,017

Sales	$3,249,471	$11,590,055	$29,354,849	$59,012,284	$37,592,760

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Municipal Income Funds

July 31, 2019

Notes to Financial Statements — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Arizona Fund
	Year Ended July 31, 2019
	Class A	Class B	Class C	Class I

Sales	428,058	—	115,415	1,021,968

Issued to shareholders electing to receive payments of distributions in Fund shares	84,623	—	7,738	37,917

Redemptions	(594,126)	—	(142,248)	(455,733)

Converted from Class C shares	72,111	—	—	—

Converted to Class A shares	—	—	(64,823)	—

Net increase (decrease)	(9,334)	—	(83,918)	604,152

	Year Ended July 31, 2018
	Class A	Class B(1)	Class C	Class I

Sales	249,531	—	67,846	491,756

Issued to shareholders electing to receive payments of distributions in Fund shares	104,635	164	10,726	33,576

Redemptions	(1,053,523)	(1,235)	(165,480)	(891,157)

Converted from Class B shares	11,735	—	—	—

Converted to Class A shares	—	(10,558)	—	—

Merger from Class B shares	11,342	—	—	—

Merger to Class A shares	—	(10,205)	—	—

Net decrease	(676,280)	(21,834)	(86,908)	(365,825)

(1)	At the close of business on April 5, 2018, Class B shares of Arizona Fund were merged into Class A shares.

Connecticut Fund
	Year Ended July 31, 2019
	Class A	Class B	Class C	Class I

Sales	296,830	—	151,480	1,085,269

Issued to shareholders electing to receive payments of distributions in Fund shares	127,199	—	6,578	43,938

Redemptions	(878,661)	—	(98,151)	(458,144)

Converted from Class C shares	52,842	—	—	—

Converted to Class A shares	—	—	(52,997)	—

Net increase (decrease)	(401,790)	—	6,910	671,063

64

Eaton Vance

Municipal Income Funds

July 31, 2019

Notes to Financial Statements — continued

	Year Ended July 31, 2018
	Class A	Class B(1)	Class C	Class I

Sales	287,983	289	19,718	477,978

Issued to shareholders electing to receive payments of distributions in Fund shares	151,595	287	9,783	33,029

Redemptions	(787,576)	(10,063)	(142,526)	(711,103)

Converted from Class B shares	5,767	—	—	—

Converted to Class A shares	—	(5,792)	—	—

Merger from Class B shares	30,050	—	—	—

Merger to Class A shares	—	(30,191)	—	—

Net decrease	(312,181)	(45,470)	(113,025)	(200,096)

(1)	At the close of business on April 5, 2018, Class B shares of Connecticut Fund were merged into Class A shares.

Minnesota Fund
	Year Ended July 31, 2019
	Class A	Class B	Class C	Class I

Sales	1,022,303	—	132,503	4,955,232

Issued to shareholders electing to receive payments of distributions in Fund shares	129,262	—	12,126	131,702

Redemptions	(1,479,187)	—	(266,971)	(3,819,184)

Converted from Class C shares	207,494	—	—	—

Converted to Class A shares	—	—	(192,932)	—

Net increase (decrease)	(120,128)	—	(315,274)	1,267,750

	Year Ended July 31, 2018
	Class A	Class B(1)	Class C	Class I

Sales	629,371	—	132,593	2,885,704

Issued to shareholders electing to receive payments of distributions in Fund shares	150,407	28	18,382	136,471

Redemptions	(1,218,930)	(42)	(341,659)	(2,965,746)

Converted from Class B shares	4,633	—	—	—

Converted to Class A shares	—	(4,305)	—	—

Merger from Class B shares	696	—	—	—

Merger to Class A shares	—	(647)	—	—

Net increase (decrease)	(433,823)	(4,966)	(190,684)	56,429

(1)	At the close of business on April 5, 2018, Class B shares of Minnesota Fund were merged into Class A shares.

65

Eaton Vance

Municipal Income Funds

July 31, 2019

Notes to Financial Statements — continued

New Jersey Fund
	Year Ended July 31, 2019
	Class A	Class B	Class C	Class I

Sales	666,706	—	320,406	3,400,424

Issued to shareholders electing to receive payments of distributions in Fund shares	267,697	—	31,360	133,924

Redemptions	(1,615,835)	—	(438,139)	(1,708,162)

Converted from Class C shares	548,184	—	—	—

Converted to Class A shares	—	—	(525,165)	—

Net increase (decrease)	(133,248)	—	(611,538)	1,826,186

	Year Ended July 31, 2018
	Class A	Class B	Class C	Class I

Sales	613,867	—	170,804	2,302,065

Issued to shareholders electing to receive payments of distributions in Fund shares	315,489	—	47,221	110,440

Redemptions	(1,388,011)	—	(564,547)	(2,298,670)

Net increase (decrease)	(458,655)	—	(346,522)	113,835

Pennsylvania Fund
	Year Ended July 31, 2019
	Class A	Class B	Class C	Class I

Sales	1,131,519	—	154,205	2,670,861

Issued to shareholders electing to receive payments of distributions in Fund shares	431,069	—	56,708	94,458

Redemptions	(1,891,199)	—	(515,244)	(2,041,143)

Converted from Class C shares	877,891	—	—	—

Converted to Class A shares	—	—	(847,823)	—

Net increase (decrease)	549,280	—	(1,152,154)	724,176

	Year Ended July 31, 2018
	Class A	Class B(1)	Class C	Class I

Sales	503,731	—	76,511	1,067,282

Issued to shareholders electing to receive payments of distributions in Fund shares	463,417	1,421	82,469	92,235

Redemptions	(2,218,776)	(4,473)	(826,248)	(1,546,682)

Converted from Class B shares	59,168	—	—	—

Converted to Class A shares	—	(57,165)	—	—

Merger from Class B shares	47,172	—	—	—

Merger to Class A shares	—	(45,574)	—	—

Net decrease	(1,145,288)	(105,791)	(667,268)	(387,165)

(1)	At the close of business on April 5, 2018, Class B shares of Pennsylvania Fund were merged into Class A shares.

66

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Municipal Income Funds

July 31, 2019

Notes to Financial Statements — continued

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended July 31, 2019.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2019 is included in the Portfolio of Investments. At July 31, 2019, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2019 were as follows:

	Arizona Fund

Liability Derivative:

Futures Contracts	$(92,784	)(1)

Total	$(92,784)

(1)

Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended July 31, 2019 was as follows:

	Arizona Fund		Connecticut Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(228,471	)(1)	$(48,818	)(1)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(76,971	)(2)	$7,116	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the year ended July 31, 2019, which is indicative of the volume of this derivative type, was approximately as follows:

	Arizona Fund	Connecticut Fund

Average Notional Cost:

Futures Contracts — Short	$2,896,000	$590,000

67

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Municipal Income Funds

July 31, 2019

Notes to Financial Statements — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Arizona Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$56,989,210	$—	$56,989,210

Total Investments	$—	$56,989,210	$—	$56,989,210

Liability Description

Futures Contracts	$(92,784)	$—	$—	$(92,784)

Total	$(92,784)	$—	$—	$(92,784)

Connecticut Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$76,284,633	$—	$76,284,633

Total Investments	$—	$76,284,633	$—	$76,284,633

Minnesota Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$153,932,479	$—	$153,932,479

Total Investments	$—	$153,932,479	$—	$153,932,479

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$160,517,940	$—	$160,517,940

Taxable Municipal Securities	—	5,530,256	—	5,530,256

Trust Units	—	256,871	—	256,871

Total Investments	$—	$166,305,067	$—	$166,305,067

68

Eaton Vance

Municipal Income Funds

July 31, 2019

Notes to Financial Statements — continued

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$185,354,748	$—	$185,354,748

Taxable Municipal Securities	—	347,018	—	347,018

Trust Units	—	231,963	—	231,963

Total Investments	$—	$185,933,729	$—	$185,933,729

69

Eaton Vance

Municipal Income Funds

July 31, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of July 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 19, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

70

Eaton Vance

Municipal Income Funds

July 31, 2019

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2020 will show the tax status of all distributions paid to your account in calendar year 2019. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended July 31, 2019, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:

Arizona Municipal Income Fund	100.00%

Connecticut Municipal Income Fund	98.23%

Minnesota Municipal Income Fund	100.00%

New Jersey Municipal Income Fund	95.72%

Pennsylvania Municipal Income Fund	99.65%

71

Eaton Vance

Municipal Income Funds

July 31, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

72

Eaton Vance

Municipal Income Funds

July 31, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements between each of the following funds:

•	Eaton Vance Arizona Municipal Income Fund

•	Eaton Vance Connecticut Municipal Income Fund

•	Eaton Vance Minnesota Municipal Income Fund

•	Eaton Vance New Jersey Municipal Income Fund

•	Eaton Vance Pennsylvania Municipal Income Fund

(the “Funds”) and Boston Management and Research (the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.

73

Eaton Vance

Municipal Income Funds

July 31, 2019

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices, and, where relevant, a customized peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to each Fund for the one-, three-, five- and ten-year periods ended September 30, 2018.

In this regard, the Board noted each Fund’s performance relative to its peer group, custom peer group, if applicable, and primary and secondary benchmark indexes for the three-year period, as follows:

Fund	Performance Relative to:
	Median of Peers	Median of Custom Peers	Primary Index	Secondary Index

Eaton Vance Arizona Municipal Income Fund	Higher	Higher	Higher	Lower

Eaton Vance Connecticut Municipal Income Fund	Higher	Higher	Lower	Lower

Eaton Vance Minnesota Municipal Income Fund	Lower	n/a	Lower	Lower

Eaton Vance New Jersey Municipal Income Fund	Consistent with	n/a	Higher	Lower

Eaton Vance Pennsylvania Municipal Income Fund	Lower	n/a	Lower	Lower

The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its comparable funds, focus on higher quality municipal bonds with longer maturities. On the basis of the foregoing, the performance of the Eaton Vance Pennsylvania Municipal Income Fund and the Eaton Vance Minnesota Municipal Income Fund over other periods and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of each Fund was satisfactory. With respect to all other Funds, the Board concluded that the performance of each Fund was satisfactory.

74

Eaton Vance

Municipal Income Funds

July 31, 2019

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on each Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

75

Eaton Vance

Municipal Income Funds

July 31, 2019

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 165 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serve until his or her successor is elected.

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 165 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Other Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm)
(1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds)
(2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years.(2) Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm)
(1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years.(2) None.

76

Eaton Vance

Municipal Income Funds

July 31, 2019

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015). Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust Position(s)	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”) since 2016.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.

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Eaton Vance

Municipal Income Funds

July 31, 2019

Management and Organization — continued

(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

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Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management,
Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

79

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

313    7.31.19

Eaton Vance

Municipal Opportunities Fund

Annual Report

July 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration.  Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2019

Eaton Vance

Municipal Opportunities Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	35

Federal Tax Information	36

Board of Trustees’ Contract Approval	37

Management and Organization	40

Important Notices	42

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Management’s Discussion of Fund Performance1

Economic and Market Conditions

The 12-month period that began on August 1, 2018 witnessed a dramatic turnaround in fixed income markets. The rising-rate environment at the beginning of the period gave way to a falling-rate environment that began in December 2018 and accelerated as the fiscal year wore on — culminating with the U.S. Federal Reserve Board (the Fed) announcing its first rate cut in 11 years on July 31, 2019, the final day of the period.

Viewed as a whole, the period was marked by strong performance in the municipal bond market, with the Bloomberg Barclays Municipal Bond Index (the Index),2 a broad measure of the asset class, returning 7.31%. The municipal bond yield curve7 experienced a so-called “bull market flattening” with rates declining across the curve but more so toward the long end of the curve. As investors searched for yield in an ongoing low-rate environment, lower-rated6 bonds in general outperformed higher-rated bonds, and longer-duration8 issues outperformed shorter-duration issues.

As the fiscal year began in August 2018, the market was still in a rising-rate environment, driven by optimism about U.S. economic growth, increasing inflation and wage growth, and a potential detente between the U.S. and North Korea. In September, the Fed hiked rates for the third time in 2018, and Treasury and municipal rates rose across the curve.

But as 2018 came to a close, investors became increasingly concerned about a trade war with China, a looming government shutdown, and dovish comments by the Fed that led investors to fear weakness in the U.S. economy. In response, the futures market began to project the possibility of no further rate hikes in 2019 — a significant reversal of investor expectations just a few months earlier. The result was a “flight to quality” by bond investors, pushing longer-term bond prices up and rates down in the final month of 2018.

The first two months of the new year were a relatively quiet period for bonds. But downward pressure on rates and upward pressure on prices resumed in March and continued though the end of the period — propelled by lower-than-desired inflation, Brexit concerns, low European interest rates, and an on-again, off-again U.S.-China trade war that fueled concerns about global growth. In response, the Fed began to telegraph the potential for the rate cut that actually occurred at period-end.

In the municipals market, technical factors amplified the price rally. Tax law changes passed in 2017 resulted in a combination of lower supply of new municipals and increased demand from high-income investors in high-tax states — who had seen their tax bills rise under the new law. As a result, municipals in general outperformed Treasurys for the period as a whole.

Fund Performance

For the fiscal year ended July 31, 2019, Eaton Vance Municipal Opportunities Fund (the Fund) Class A shares at net asset value (NAV) returned 6.02%, underperforming the 7.31% return of the Fund’s benchmark, the Index.

In seeking to achieve its primary objective of maximizing after-tax total return, the Fund employs a flexible investment strategy that allows it to seek opportunities virtually anywhere on the yield curve and anywhere on the credit curve, across different sectors and different state issuers. Management has the ability to be opportunistic in pursuing the Fund’s after-tax total return objective, trading holdings whenever opportunities arise, with the ability to invest up to 20% of net assets in debt obligations other than tax-exempt municipal bonds, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities. Up to 50% of the Fund’s net assets may be invested in below-investment-grade securities. The Fund may also hedge interest rate risk and hold leveraged investments.

For the 12-month period, the primary detractors from performance versus the Index included an underweight, relative to the Index, in zero-coupon bonds, which were the best-performing coupon structure in the Index during the period; an underweight in bonds with 17 or more years remaining to maturity, during a period when longer-maturity bonds in general outperformed shorter-maturity bonds; and holdings in floating-rate securities, which were not represented in the Index.

In contrast, contributors to performance versus the Index included security selection and an overweight in Illinois bonds; an overweight in the health care sector, which was the second-best-performing sector in the Index during the period; and security selection and an overweight in BBB-rated bonds.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	05/31/2011	05/31/2011	6.02%	4.10%	5.13%
Class A with 4.75% Maximum Sales Charge	—	—	1.00	3.09	4.51
Class C at NAV	08/18/2014	05/31/2011	5.23	3.28	4.63
Class C with 1% Maximum Sales Charge	—	—	4.23	3.28	4.63
Class I at NAV	05/31/2011	05/31/2011	6.19	4.36	5.41
Bloomberg Barclays Municipal Bond Index	—	—	7.31%	3.77%	4.33%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			0.95%	1.71%	0.70%

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			2.02%	1.27%	2.27%
Taxable-Equivalent Distribution Rate			3.41	2.15	3.83
SEC 30-day Yield			1.40	0.73	1.72
Taxable-Equivalent SEC 30-day Yield			2.36	1.23	2.90

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	05/31/2011	$14,474	N.A.
Class I	$250,000	05/31/2011	$384,501	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]

Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term rates fall and/or short-term rates increase, and the yield curve steepens when long-term rates increase and/or short-term rates fall.

[8]

Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

Fund profile subject to change due to active management.

5

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 – July 31, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/19)	Ending Account Value (7/31/19)	Expenses Paid During Period* (2/1/19 – 7/31/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,043.30	$4.71	0.93%
Class C	$1,000.00	$1,039.50	$8.50	1.68%
Class I	$1,000.00	$1,043.70	$3.45	0.68%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.20	$4.66	0.93%
Class C	$1,000.00	$1,016.50	$8.40	1.68%
Class I	$1,000.00	$1,021.40	$3.41	0.68%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2019.

6

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Portfolio of Investments

Tax-Exempt Municipal Securities — 94.0%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.4%

Ohio Water Development Authority, Water Pollution Control Loan Fund, 1.62%, (SIFMA + 0.22%), 12/1/20(1)	$5,000	$5,000,150

		$5,000,150

Education — 5.1%

Arizona Industrial Development Authority, (Doral Academy of Nevada), 3.55%, 7/15/29(2)	$1,360	$1,395,102

Arizona State University, 5.00%, 7/1/33	500	575,445

Arizona State University, 5.00%, 7/1/34	580	665,904

Build NYC Resource Corp., NY, (Ethical Culture Fieldston School), 5.00%, 6/1/24	600	696,744

California Infrastructure and Economic Development Bank, (The Colburn School), 2.40%, (SIFMA + 1.00%), 6/1/20 (Put Date), 8/1/37(1)	3,000	3,007,020

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/31	600	741,114

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/35	1,125	1,365,739

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/37	1,400	1,683,570

California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/39(2)	1,000	1,200,110

California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/49(2)	1,000	1,180,070

Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(2)	590	626,456

Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/22	600	667,614

District of Columbia, (District of Columbia International School), 5.00%, 7/1/39	680	811,505

District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/39(2)	1,425	1,533,784

Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.50%, 6/1/33(2)	2,535	2,736,025

Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/32	315	384,464

Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/33	355	431,041

Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/34	350	423,290

Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/29	465	540,921

Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/31	500	577,295

Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/32	1,695	1,951,148

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/28	$525	$653,803

Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/29	500	627,450

Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/30	715	891,319

Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester), 5.00%, 10/1/26	980	1,175,628

Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester), 5.00%, 10/1/27	1,035	1,259,585

Monroe County Industrial Development Corp., NY, (St. John Fisher College), 5.00%, 6/1/21	1,000	1,068,020

Monroe County Industrial Development Corp., NY, (University of Rochester), Series 2017C, 5.00%, 7/1/29	650	825,071

Monroe County Industrial Development Corp., NY, (University of Rochester), Series 2017D, 5.00%, 7/1/29	750	952,005

New Hampshire Health and Education Facilities Authority, (University System of New Hampshire), (SPA: State Street Bank and Trust Co.), 1.50%, 7/1/35(3)	4,270	4,270,000

New Hampshire Health and Education Facilities Authority, (University System of New Hampshire), (SPA: Wells Fargo Bank, N.A.), 1.50%, 7/1/33(3)	2,400	2,400,000

New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/26	2,460	2,927,794

New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/22	510	569,328

New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/23	275	316,621

New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/24	300	355,833

New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/25	500	584,790

New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/26	545	634,849

New York Dormitory Authority, (School Districts Bond Financing Program), 5.00%, 10/1/27	5,000	6,391,000

Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	1,182,370

Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/25	910	1,045,590

Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/26	1,850	2,160,115

Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/29	1,000	1,179,540

Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science), 4.125%, 12/15/28(2)	595	639,744

Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science), 5.00%, 12/15/38(2)	2,690	3,000,749

7	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/39(2)	$205	$217,134

Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/49(2)	260	273,239

Romeoville, IL, (Lewis University), 5.00%, 10/1/24	500	565,325

Romeoville, IL, (Lewis University), 5.00%, 10/1/26	500	568,010

University of Arkansas, 5.00%, 11/1/24	475	563,131

University of Arkansas, 5.00%, 11/1/25	500	606,245

University of Idaho, 5.00%, 4/1/24	500	584,195

University of North Carolina at Charlotte, 4.00%, 4/1/37	625	673,594

University of North Carolina at Greensboro, 5.00%, 4/1/27	400	504,244

West Virginia University, 1.93%, (SIFMA + 0.53%), 10/1/19 (Put Date), 10/1/41(1)	3,500	3,500,315

		$66,360,997

Electric Utilities — 4.1%

Arkansas River Power Authority, CO, 5.00%, 10/1/27	$2,255	$2,715,065

Arkansas River Power Authority, CO, 5.00%, 10/1/28	1,110	1,350,182

Arkansas River Power Authority, CO, 5.00%, 10/1/29	2,000	2,418,340

Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	3,255	3,288,103

Long Island Power Authority, NY, Electric System Revenue, 2.432%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	16,000	16,072,160

Long Island Power Authority, NY, Electric System Revenue, 5.00%, 9/1/29	500	629,315

Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 1/1/28	1,515	1,905,764

Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	1,750	1,757,857

Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,500	1,505,400

Nebraska Public Power District, 5.00%, 1/1/24	750	871,373

Omaha Public Power District, NE, 4.00%, 2/1/33	11,010	11,593,090

Omaha Public Power District, NE, 5.00%, 2/1/25	550	656,491

Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	2,525	2,981,520

Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/26	1,165	1,386,979

Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/27	1,000	1,186,060

Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/25	520	600,631

Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/26	675	791,816

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)

Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/27	$660	$784,047

Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/28	500	589,240

Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	65	65,233

		$53,148,666

Escrowed / Prerefunded — 0.3%

Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), Escrowed to Maturity, 5.00%, 11/15/24	$1,000	$1,188,970

Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), Prerefunded to 11/15/24, 5.00%, 11/15/28	1,830	2,175,815

Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/28	225	251,154

Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/26	500	547,715

		$4,163,654

General Obligations — 13.6%

Ann Arbor Public Schools, MI, 5.00%, 5/1/23	$10	$11,429

Ann Arbor Public Schools, MI, 5.00%, 5/1/27	1,000	1,194,860

Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/25	1,865	2,259,317

Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/26	2,000	2,478,380

Bergen County, NJ, 3.00%, 7/15/30	3,390	3,635,707

Burlington, VT, 5.00%, 11/1/21	600	647,166

Burlington, VT, 5.00%, 11/1/22	500	556,135

Burlington, VT, 5.00%, 11/1/24	400	470,216

Burlington, VT, 5.00%, 11/1/25	500	601,275

California, 1.83%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(1)	12,000	12,059,760

Chelsea School District, MI, 4.00%, 5/1/24	765	860,832

Chelsea School District, MI, 4.00%, 5/1/25	765	876,124

Chicago, IL, 5.00%, 12/1/22	2,230	2,319,445

Chicago, IL, 5.00%, 1/1/28	3,000	3,450,120

Chicago, IL, 5.625%, 1/1/30	6,000	7,069,320

Chicago, IL, 6.00%, 1/1/38	4,000	4,688,360

Chicago Board of Education, IL, 5.00%, 12/1/25	6,195	6,978,977

Chicago Board of Education, IL, 5.00%, 12/1/26	2,905	3,307,372

Chicago Park District, IL, 5.00%, 1/1/24	500	564,235

Clackamas Community College District, OR, 0.00%, 6/15/21	385	376,364

Connecticut, 5.00%, 4/15/34	1,000	1,230,410

8	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Dallas, TX, 5.00%, 2/15/25	$1,000	$1,194,740

Delaware Valley Regional Finance Authority, PA, 2.37%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(1)	8,000	8,008,240

Elmira, NY, 3.00%, 5/22/20(2)	1,000	1,007,640

Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, 6/15/22	875	946,181

Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, 6/15/23	960	1,062,173

Georgia, 5.00%, 2/1/31	9,205	11,374,066

Harper Creek Community Schools, MI, 4.00%, 5/1/25	1,070	1,217,810

Harper Creek Community Schools, MI, 4.00%, 5/1/26	1,045	1,203,861

Haslett Public Schools, MI, 4.00%, 5/1/25	1,780	2,027,990

Illinois, 5.00%, 8/1/20	3,000	3,091,440

Illinois, 5.00%, 11/1/21	5,000	5,297,050

Illinois, 5.00%, 10/1/22	2,000	2,161,520

Illinois, 5.00%, 2/1/24	5,000	5,491,800

Illinois, 5.00%, 2/1/25	10,000	11,159,400

Illinois, 5.00%, 2/1/27	5,000	5,714,050

Illinois, 5.00%, 2/1/28	10,000	11,383,100

Illinois, 5.00%, 11/1/28	10,000	11,304,100

Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/26	900	1,023,075

Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	2,000	2,261,980

Katy Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/33	5,995	6,869,191

Manchester Community Schools, MI, 5.00%, 5/1/24	1,300	1,517,971

Manchester Community Schools, MI, 5.00%, 5/1/25	750	896,603

Massachusetts, 2.278%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(1)	4,630	4,637,593

Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/26	750	892,950

Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/27	1,000	1,184,550

Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/28	500	588,630

New York, NY, 5.00%, 8/1/25	1,000	1,148,720

New York, NY, 5.00%, 8/1/29	450	514,265

Norfolk, VA, 5.00%, 9/1/33	1,850	2,166,831

Ottawa County, MI, 5.00%, 11/1/22	500	563,095

Ottawa County, MI, 5.00%, 11/1/24	250	299,188

Ottawa County, MI, 5.00%, 11/1/25	300	367,767

Saugatuck Public Schools, MI, 4.00%, 5/1/25	1,085	1,245,851

Sedgwick County Unified School District No. 265, KS, 5.00%, 10/1/26	1,000	1,237,230

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Sherwood School District No. 88J, Washington, Clackamas and Yamhill Counties, OR, 5.00%, 6/15/24	$2,000	$2,360,920

St. Joseph Public Schools, MI, 5.00%, 5/1/28	1,880	2,233,778

St. Joseph Public Schools, MI, 5.00%, 5/1/29	1,650	1,946,917

Texas, (Texas Transportation Commission), 5.00%, 10/1/24	1,000	1,190,730

Thornapple Kellogg School, MI, 5.00%, 5/1/24	400	466,668

Upper Merion Area School District, PA, 5.00%, 1/15/29	500	589,410

Upper Merion Area School District, PA, 5.00%, 1/15/30	300	352,665

Walled Lake Consolidated School District, MI, 4.00%, 5/1/24	740	831,605

Will and Cook Counties Community High School District No. 210, IL, 0.00%, 1/1/27	65	51,280

Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/29	1,185	1,252,557

		$177,972,985

Hospital — 18.5%

Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.00%, 8/1/41	$940	$1,064,917

Augusta Development Authority, GA, (AU Health System, Inc.), 5.00%, 7/1/26	2,525	2,990,963

Augusta Development Authority, GA, (AU Health System, Inc.), 5.00%, 7/1/27	2,635	3,168,271

Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/19	620	621,432

Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/21	1,140	1,205,037

Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/23	930	1,030,598

Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/25	1,125	1,295,179

Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/20	780	803,431

Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/22	1,660	1,797,963

Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/24	1,350	1,527,579

Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/26	1,000	1,168,400

Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/20	240	247,210

Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/22	265	287,024

Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/24	290	328,147

Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/26	320	373,888

9	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/29	$1,410	$1,574,491

Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/31	3,215	3,550,035

Brookhaven Development Authority, GA, (Children’s Healthcare of Atlanta), 3.00%, 7/1/46(4)	3,250	3,209,472

Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/28	1,740	1,997,955

Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	2,110	2,369,066

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	100	113,563

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	360	410,864

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/28	300	341,268

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	110	124,693

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	169,157

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	276,660

California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/25	200	231,232

California Statewide Communities Development Authority, (Cottage Health System Obligated Group), 5.00%, 11/1/26	425	499,044

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/29	1,500	1,719,825

Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 2.584%, (68% of 1 mo. USD LIBOR + 0.95%), 7/1/20 (Put Date), 7/1/49(1)	13,665	13,686,864

Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	1,910	2,208,304

Decatur Hospital Authority, TX, (Wise Regional Health System), 4.00%, 9/1/20	225	229,952

Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/21	330	350,008

Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/22	150	163,355

Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/23	200	223,124

Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/30	600	728,700

Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/31	1,200	1,443,300

Deschutes County Hospital Facilities Authority, OR, (St. Charles Health System), 4.00%, 1/1/33	500	541,480

Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,168,580

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Halifax Hospital Medical Center, FL, 5.00%, 6/1/27	$2,890	$3,419,939

Halifax Hospital Medical Center, FL, 5.00%, 6/1/29	1,830	2,143,570

Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	3,145	3,345,997

Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/28	8,000	9,921,280

Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/23	1,000	1,122,320

Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/28	1,670	1,937,951

Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.125%, 6/1/26	475	514,658

Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.25%, 6/1/27	415	450,673

Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.375%, 6/1/28	455	494,685

Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/26	1,200	1,478,904

Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/29	505	553,480

Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/30	1,605	1,749,033

Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/26	1,375	1,615,322

Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/27	1,440	1,714,003

Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/24	475	529,535

Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/25	550	622,165

Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/28	795	957,848

Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/31	600	711,180

Lexington County Health Services District, Inc., SC, 5.00%, 11/1/27	200	250,260

Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/23	1,000	1,132,600

Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/24	1,775	2,061,183

Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/28	1,300	1,518,582

Massachusetts Development Finance Agency, (Atrius Health), 4.00%, 6/1/49	850	903,601

Massachusetts Development Finance Agency, (Atrius Health), 5.00%, 6/1/39	710	845,823

Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/32	500	567,130

10	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/27	$125	$135,503

Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/25	500	593,530

Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/27	1,100	1,321,562

Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/22	2,835	3,023,046

Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/26	1,150	1,385,186

Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/28	2,000	2,438,200

Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/29	2,700	3,269,538

Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), Series I 2016, 5.00%, 7/1/27	1,150	1,382,461

Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), Series L 2017, 5.00%, 7/1/27	1,460	1,787,536

Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/27	1,430	1,748,461

Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/28	1,250	1,552,062

Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), (LOC: Barclays Bank PLC), 1.47%, 7/1/39(3)	6,645	6,645,000

Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	285	293,730

Michigan Finance Authority, (McLaren Health Care), 2.291%, (68% of 1 mo. USD LIBOR + 0.75%), 10/15/20 (Put Date), 10/15/38(1)	6,250	6,269,375

Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/27	1,400	1,555,764

Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/26	1,000	1,162,500

Montana Facility Finance Authority, (Billings Clinic Obligated Group), 1.95%, (SIFMA + 0.55%), 8/15/23 (Put Date), 8/15/37(1)	9,715	9,706,062

Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/27	1,000	1,123,250

Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,138,540

New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/32	500	602,145

New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/33	1,000	1,200,540

New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/34	1,070	1,279,763

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/35	$1,550	$1,847,631

New Jersey Health Care Facilities Financing Authority, (Barnabas Health), 5.00%, 7/1/23	605	670,782

New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center Obligated Group), 5.00%, 7/1/30	500	566,965

New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/29	2,600	3,134,144

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/24	1,000	1,176,250

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	1,080	1,319,944

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 4.00%, 7/1/48	20,000	21,155,400

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/30	30	35,034

New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27	1,000	1,190,710

New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/29	500	590,610

New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.00%, 7/1/27	500	573,785

New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/34	550	676,907

New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/35	625	764,862

New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/36	550	672,782

New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/29	750	946,237

New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/22	440	488,378

New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/23	600	686,448

New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/25	2,000	2,412,900

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/22(2)	700	772,583

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/25(2)	1,000	1,171,600

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/27(2)	500	581,470

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/28(2)	600	695,526

11	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/29(2)	$450	$519,345

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(2)	1,000	1,148,760

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/31(2)	1,100	1,258,851

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(2)	1,100	1,255,749

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/33(2)	1,100	1,252,702

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/34(2)	1,200	1,361,424

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(2)	1,000	1,131,720

New York Dormitory Authority, (Orange Regional Medical Center), Series 2015, 5.00%, 12/1/26(2)	300	350,058

New York Dormitory Authority, (Orange Regional Medical Center), Series 2017, 5.00%, 12/1/26(2)	1,500	1,804,545

Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 2.722%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(1)	1,000	1,005,550

Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	850	1,017,501

Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/33	3,165	3,785,846

Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	500	577,575

Oroville, CA, (Oroville Hospital), 5.00%, 4/1/31	1,705	2,034,883

Oroville, CA, (Oroville Hospital), 5.25%, 4/1/34	2,000	2,419,820

Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), 5.00%, 12/1/25	500	590,765

Phoenix Industrial Development Authority, AZ, (Mayo Clinic), (SPA: Wells Fargo Bank, N.A.), 1.47%, 11/15/52(3)	4,245	4,245,000

Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	4,000	4,563,480

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/25	1,530	1,842,120

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/26	1,410	1,684,626

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/28	1,550	1,832,720

St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/27	1,000	1,213,940

Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/22	475	526,861

Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/23	400	455,056

Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	500	581,700

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/25	$500	$592,400

Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/26	500	590,155

Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/27	500	587,695

Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/29	1,300	1,547,351

Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/30	1,815	2,147,581

Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/31	1,885	2,213,084

Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/34	3,000	3,472,560

Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/30	1,600	1,980,400

Washington Health Care Facilities Authority, (PeaceHealth), 5.00%, 11/15/26	1,000	1,161,320

Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/27	1,000	1,220,620

Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	283,505

		$241,804,723

Housing — 2.0%

California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/32	$415	$519,306

California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/33	1,450	1,803,191

California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/34	2,335	2,888,512

California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/37	2,755	3,363,827

California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/38	500	608,410

East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/29	500	547,755

Independent Cities Finance Authority, CA, (Union City Tropics), 4.00%, 5/15/32	1,060	1,181,646

Independent Cities Finance Authority, CA, (Union City Tropics), 4.00%, 5/15/33	1,100	1,219,229

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC), 5.00%, 4/1/23	910	969,414

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/24	1,385	1,477,310

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/25	1,505	1,620,012

12	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/26	$1,000	$1,084,090

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/27	760	826,956

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/28	570	615,868

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/29	570	613,120

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/23	400	435,668

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/25	715	803,603

North Dakota Housing Finance Agency, 1.80%, (SIFMA + 0.40%), 2/1/22 (Put Date), 1/1/43(1)	5,000	5,000,000

		$25,577,917

Industrial Development Revenue — 4.8%

Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00%, 5/1/29(2)	$2,155	$2,357,915

Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(2)	2,250	2,388,037

Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(2)	875	942,078

Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(2)	940	1,053,270

Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 2.60%, 11/1/29	2,000	2,036,100

Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 2.85% to 8/2/21 (Put Date), 8/1/27	4,000	4,101,600

National Finance Authority, NH, (Waste Management, Inc.), (AMT), 2.15%, (SIFMA + 0.75%), 10/1/21 (Put Date), 10/1/33(1)	2,500	2,495,275

New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	1,500	1,561,650

New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	215	247,626

New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,575,200

New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	7,775	7,820,484

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)

Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(2)	$1,820	$1,883,300

Ohio Air Quality Development Authority, (AMG Vanadium), (AMT), 5.00%, 7/1/49(2)	8,000	8,606,080

Ohio Air Quality Development Authority, (Ohio Valley Electric Corp.), 5.625%, 10/1/19	9,535	9,571,233

Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25	1,000	1,148,030

Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,165	1,241,168

Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(2)	7,065	7,409,701

Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(2)	4,595	4,987,321

		$62,426,068

Insured – Education — 0.0%(5)

University of Puerto Rico, (NPFG), 5.00%, 6/1/25	$120	$121,307

		$121,307

Insured – Electric Utilities — 0.8%

Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/29	$1,500	$1,801,590

Puerto Rico Electric Power Authority, (AGC), 5.00%, 7/1/26	280	287,717

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	3,500	3,641,575

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	195	204,680

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/25	170	180,482

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	135	143,844

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	685	731,874

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	530	565,250

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	125	132,325

Puerto Rico Electric Power Authority, (NPFG), Series PP, 5.00%, 7/1/25	1,165	1,177,687

Puerto Rico Electric Power Authority, (NPFG), Series SS, 5.00%, 7/1/25	1,820	1,839,820

		$10,706,844

Insured – Escrowed / Prerefunded — 0.0%(5)

Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/23	$240	$276,098

		$276,098

Insured – General Obligations — 2.5%

Allegheny Valley School District, PA, (BAM), 5.00%, 11/1/22	$350	$390,121

Atlantic City, NJ, (BAM), 5.00%, 3/1/23	500	559,425

Atlantic City, NJ, (BAM), 5.00%, 3/1/24	300	344,913

13	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

Bayonne, NJ, (AGM), 5.00%, 8/1/23	$300	$342,093

Bayonne, NJ, (AGM), 5.00%, 8/1/24	300	351,168

Bayonne, NJ, (AGM), 5.00%, 8/1/25	885	1,059,141

Bayonne, NJ, (AGM), 5.00%, 8/1/26	915	1,089,152

Bellaire Public School District, MI, (AGM), 4.00%, 5/1/23	675	739,982

Bellaire Public School District, MI, (AGM), 4.00%, 5/1/24	685	767,447

Bellaire Public School District, MI, (AGM), 4.00%, 5/1/25	685	780,434

Bolingbrook, IL, (AGM), 5.00%, 1/1/24	1,000	1,141,010

Bolingbrook, IL, (AGM), 5.00%, 1/1/25	1,000	1,166,630

Cambria County, PA, (BAM), 5.00%, 8/1/23	1,260	1,426,282

Chicago Board of Education, IL, (AGM), 5.00%, 12/1/25	1,000	1,167,260

Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/20	2,175	2,108,902

Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/22	4,300	3,969,115

Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/28	1,500	1,142,895

Detroit, MI, (AMBAC), 4.00%, 4/1/20	43	42,794

Detroit, MI, (AMBAC), 5.00%, 4/1/21	13	13,173

Detroit, MI, (AMBAC), 5.00%, 4/1/22	66	65,837

Detroit, MI, (AMBAC), 5.00%, 4/1/24	329	328,466

Luzerne County, PA, (AGM), 5.00%, 11/15/24	2,480	2,885,133

McCook, IL, (AGM), 4.00%, 12/1/24	200	221,262

McCook, IL, (AGM), 4.00%, 12/1/25	275	307,918

McCook, IL, (AGM), 4.00%, 12/1/26	260	294,200

McCook, IL, (AGM), 4.00%, 12/1/27	300	342,540

McCook, IL, (AGM), 4.00%, 12/1/28	300	344,625

McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/25	890	1,003,475

McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/26	925	1,037,277

Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	750	864,323

Proviso Township High School District No. 209, IL, (AGM), 5.00%, 12/1/28	1,000	1,248,820

Puerto Rico, (AGC), 5.00%, 7/1/34	310	316,510

Puerto Rico, (AGM), 5.00%, 7/1/35	1,055	1,099,932

Puerto Rico, (NPFG), 5.25%, 7/1/22	530	534,993

Puerto Rico Public Buildings Authority, (AMBAC), 5.45%, 7/1/30	930	945,847

Rockland County, NY, (AGM), 5.00%, 3/1/24	350	409,661

South Haven Public Schools, MI, (BAM), 4.00%, 5/1/27	785	905,709

Will and Cook Counties Community High School District No. 210, IL, (AGM), 0.00%, 1/1/28	500	394,150

		$32,152,615

Security	Principal Amount (000’s omitted)	Value

Insured – Housing — 0.1%

Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 4.00%, 6/1/21	$400	$419,988

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/22	445	471,442

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/24	400	440,140

		$1,331,570

Insured – Lease Revenue / Certificates of Participation — 0.4%

Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	$800	$906,608

Kentucky Asset/Liability Commission, (NPFG), 2.248%, (67% of 3 mo. USD LIBOR + 0.52%), 11/1/21(1)	5,000	4,983,500

		$5,890,108

Insured – Other Revenue — 0.1%

Albany Parking Authority, NY, (AGM), 5.00%, 7/15/24	$300	$349,341

Albany Parking Authority, NY, (AGM), 5.00%, 7/15/25	315	373,451

Puerto Rico Public Buildings Authority, (AGC), 5.00%, 7/1/36	120	122,327

		$845,119

Insured – Special Tax Revenue — 0.6%

Illinois Sports Facilities Authority, (AGM), 5.00%, 6/15/27	$2,325	$2,618,671

Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	500	464,390

Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	3,325	3,357,585

Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	955	263,943

Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/24	305	329,781

Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/26	1,120	1,228,282

		$8,262,652

Insured – Transportation — 2.4%

Cleveland, OH, Airport System Revenue, (AGM), 5.00%, 1/1/25	$1,225	$1,451,380

Metropolitan Transportation Authority, NY, (AGM), 2.338%, (69% of 1 mo. USD LIBOR + 0.68%), 4/6/21 (Put Date), 11/1/32(1)	5,000	5,028,500

New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	185	206,819

14	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)

New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/24	$3,460	$3,111,613

New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	1,185	926,931

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/32	2,000	2,150,800

Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/26	1,000	1,169,280

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	795	879,262

Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	1,675	1,712,888

Puerto Rico Highway and Transportation Authority, (AGM), 5.25%, 7/1/36	535	591,764

Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	100	113,237

Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/30	3,650	3,975,069

Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/31	2,710	2,952,084

Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	2,475	2,663,669

Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,320	1,463,471

Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/23	380	398,863

Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	100	106,315

Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/33	200	212,250

Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/35	2,320	2,441,777

		$31,555,972

Insured – Water and Sewer — 0.4%

Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$175	$189,646

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26	4,000	4,686,320

Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	100	102,732

		$4,978,698

Lease Revenue / Certificates of Participation — 1.5%

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/28	$3,000	$3,744,660

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/29	2,000	2,482,200

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/30	$3,000	$3,698,400

Michigan Strategic Fund, (Facility for Rare Isotope Beams), 5.00%, 3/1/27	1,000	1,160,270

New Jersey Economic Development Authority, (School Facilities Construction), 3.00%, (SIFMA + 1.60%), 3/1/28(1)	7,575	7,634,918

Sunset Hills, MO, Certificates of Participation, 4.00%, 4/1/26	500	554,285

Sunset Hills, MO, Certificates of Participation, 4.00%, 4/1/27	500	551,785

		$19,826,518

Other Revenue — 6.9%

Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), Series 2017, 5.00%, 5/1/42(2)	$7,000	$7,711,760

Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), Series 2018, 5.00%, 5/1/42(2)	4,500	4,990,275

Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/25	4,950	5,847,039

California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/26	1,000	1,163,760

California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010	1,173,115

Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.00%, 12/1/28	1,450	1,615,952

District of Columbia, (Association of American Medical Colleges), 5.00%, 10/1/30	570	639,797

Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(2)	1,465	1,634,090

Kalispel Tribe of Indians, WA, Series B, 5.00%, 1/1/32(2)	1,000	1,115,420

Kansas City Land Clearance for Redevelopment Authority, MO, (Convention Center Hotel), 5.00%, 2/1/40(2)	4,550	4,957,134

Main Street Natural Gas, Inc., GA, 2.36%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(1)	5,500	5,492,795

Metropolitan Transportation Authority, NY, Dedicated Tax Fund Revenue, 1.85%, (SIFMA + 0.45%), 6/1/22 (Put Date), 11/1/26(1)	9,705	9,690,831

Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(2)	1,775	1,995,437

New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 3/1/25	3,500	4,157,265

Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 2.47%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	7,500	7,483,650

Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/27	5,200	6,453,408

15	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Southeast Alabama Gas Supply District, (Project No. 2), 2.46%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(1)	$3,000	$2,969,160

Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 2.315%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(1)	5,525	5,526,050

Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	100	109,468

Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.45%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	11,000	11,162,800

Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.618%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(1)	1,000	1,012,190

Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/26	635	728,790

Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/28	1,370	1,558,772

Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/29	700	793,695

		$89,982,653

Senior Living / Life Care — 7.2%

Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/21	$500	$534,010

Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/22	605	663,758

Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/23	350	393,607

Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/24	310	356,038

Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/25	445	521,064

Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 5.00%, 5/15/33	500	567,635

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/26	1,730	1,955,367

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/27	1,320	1,483,033

Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/23	450	485,433

Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/24	705	770,445

Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/26	770	861,091

Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/27	425	480,378

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 2.80%, 5/15/24	$1,150	$1,150,701

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 3.125%, 5/15/27	650	652,418

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/24	525	588,877

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/25	300	341,718

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/26	350	403,820

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/27	400	467,564

District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	1,000	1,046,040

Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	225	232,632

Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/38	125	136,199

Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/48	465	502,251

Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/51	1,000	1,078,700

Howard County, MD, (Vantage House), 5.00%, 4/1/21	329	338,531

Howard County, MD, (Vantage House), 5.00%, 4/1/26	1,570	1,701,095

Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,715	1,864,891

Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/27	370	418,884

Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/25	1,605	1,767,105

Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/23	700	754,271

Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/24	915	994,083

Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/25	650	714,038

Lee County Industrial Development Authority, FL, (Shell Point), 5.50%, 11/15/21	95	100,292

Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(2)	1,200	1,354,488

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 2.875% to 2/1/22 (Put Date), 2/1/34	1,000	1,006,450

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/46	1,440	1,590,984

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/30	200	223,568

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/31	150	166,979

16	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/32	$200	$221,536

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/33	100	110,410

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/34	200	219,658

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/35	350	382,501

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/36	350	381,486

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/37	300	326,124

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/38	300	325,374

Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.00%, 1/1/23	2,000	2,044,380

Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,890	2,008,919

Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/19	145	145,697

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/25	1,000	1,107,130

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/26	1,040	1,157,790

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/27	1,095	1,217,563

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/29	1,205	1,332,947

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	630	693,573

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/30	430	498,374

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/31	670	774,406

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/32	295	340,088

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/33	185	212,722

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/34	195	223,493

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/39	625	709,444

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/49	4,500	5,041,980

Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 4.00%, 1/1/29	1,335	1,412,029

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/28	$255	$287,717

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/30	1,300	1,452,932

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/31	775	891,692

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/32	650	743,087

Polk County Industrial Development Authority, FL, (Carpenter’s Home Estates, Inc.), 5.00%, 1/1/39	400	448,616

Rockville, MD, (Ingleside at King Farm), 3.00%, 11/1/25	1,750	1,756,912

Rockville, MD, (Ingleside at King Farm), 3.50%, 11/1/26	1,325	1,332,062

Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/27	250	301,905

Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/28	270	324,594

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/28	1,675	1,864,241

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/29	1,000	1,109,720

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/38	2,000	2,177,440

St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	1,930	2,231,273

St. Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/25	1,305	1,393,270

Tarrant County Cultural Education Facilities Finance Corp., TX, (Buckner Senior Living - Ventana), 3.875%, 11/15/22	2,500	2,501,325

Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.35%, 10/1/25(2)	3,000	3,136,890

Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/28	540	625,239

Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/29	400	461,368

Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/23	1,690	1,813,218

Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/25	745	817,727

Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/26	585	647,297

Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	500	556,580

Washington Housing Finance Commission, (Bayview Manor Homes), 4.00%, 7/1/26(2)	1,275	1,329,251

17	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/31(2)	$750	$820,867

Washington Housing Finance Commission, (Judson Park), 4.00%, 7/1/28(2)	250	263,558

Wayzata, MN, (Folkestone Senior Living Community), 3.25%, 8/1/29(4)	500	504,685

Wayzata, MN, (Folkestone Senior Living Community), 3.375%, 8/1/30(4)	425	429,365

Wayzata, MN, (Folkestone Senior Living Community), 3.75%, 8/1/36(4)	250	252,765

Wayzata, MN, (Folkestone Senior Living Community), 3.75%, 8/1/37(4)	500	504,295

Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/38(4)	175	178,752

Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/39(4)	125	127,370

Wayzata, MN, (Folkestone Senior Living Community), 5.00%, 8/1/31(4)	350	389,680

Wayzata, MN, (Folkestone Senior Living Community), 5.00%, 8/1/32(4)	250	277,600

Wayzata, MN, (Folkestone Senior Living Community), 5.00%, 8/1/33(4)	350	387,776

Wayzata, MN, (Folkestone Senior Living Community), 5.00%, 8/1/34(4)	100	110,547

Wayzata, MN, (Folkestone Senior Living Community), 5.00%, 8/1/35(4)	100	110,301

Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	3,545	3,780,175

Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/28	2,850	3,076,147

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/25	500	525,765

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/26	685	717,846

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/27	1,015	1,059,640

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/29	1,365	1,470,009

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/30	500	537,060

		$93,284,621

Special Tax Revenue — 3.7%

Atlanta, GA, (Atlantic Station), Tax Allocation Increments, 5.00%, 12/1/24	$1,000	$1,173,410

Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/24	1,500	1,765,155

Detroit Downtown Development Authority, MI, 0.00%, 7/1/20	50	48,244

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	$75	$69,382

Illinois, Sales Tax Revenue, 4.00%, 6/15/27	1,065	1,148,485

Illinois, Sales Tax Revenue, 4.00%, 6/15/28	2,170	2,323,679

Illinois, Sales Tax Revenue, 4.00%, 6/15/29	8,280	8,813,812

Jurupa Public Financing Authority, CA, 5.00%, 9/1/25	735	877,641

Marquette Brownfield Redevelopment Authority, MI, 5.00%, 5/1/31	1,655	1,969,467

Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	2,145	2,329,234

New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: JPMorgan Chase Bank, N.A.), 1.48%, 8/1/42(3)	15,000	15,000,000

New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: U.S. Bank, N.A.), 1.49%, 8/1/42(3)	1,825	1,825,000

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/27	4,000	4,973,000

South Village Community Development District, FL, 2.00%, 5/1/20	305	306,196

South Village Community Development District, FL, 2.00%, 5/1/21	100	100,934

South Village Community Development District, FL, 2.125%, 5/1/22	100	101,487

South Village Community Development District, FL, 2.375%, 5/1/23	100	102,418

South Village Community Development District, FL, 2.50%, 5/1/24	100	103,068

South Village Community Development District, FL, 2.75%, 5/1/25	100	104,365

South Village Community Development District, FL, 3.25%, 5/1/27	100	106,694

South Village Community Development District, FL, 4.35%, 5/1/26	470	479,832

Winter Garden Village at Fowler Groves Community Development District, FL, 3.75%, 5/1/31	4,000	4,045,080

		$47,766,583

Student Loan — 1.0%

Connecticut Higher Education Supplemental Loan Authority, (AMT), 5.00%, 11/15/24	$600	$690,162

Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/22	1,000	1,104,180

Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/23	500	558,905

New Jersey Higher Education Student Assistance Authority, (AMT), 3.35%, 12/1/29	10,000	10,442,000

		$12,795,247

18	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 13.2%

Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/32(4)	$1,690	$2,120,122

Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/33(4)	1,720	2,149,364

California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/34	1,700	2,040,680

California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/35	3,300	3,947,361

California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/36	3,910	4,660,603

California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/37	1,715	2,037,317

Central Texas Regional Mobility Authority, 5.00%, 1/1/25	350	409,703

Central Texas Regional Mobility Authority, 5.00%, 1/1/26	500	591,670

Central Texas Regional Mobility Authority, 5.00%, 1/1/27	550	647,856

Central Texas Regional Mobility Authority, 5.00%, 1/1/28	750	880,508

Central Texas Regional Mobility Authority, 5.00%, 1/1/29	600	703,122

Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/25	7,255	8,508,954

Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/27	1,000	1,141,470

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	3,000	3,153,660

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/27	5,000	5,812,400

Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/26	3,950	4,484,948

Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 6/30/27	4,475	5,105,885

Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/27	2,425	2,781,208

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/24	500	581,425

Denver City and County, CO, Airport System Revenue, 2.542%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(1)	2,040	2,041,000

Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/30	6,955	8,494,281

E-470 Public Highway Authority, CO, 2.568%, (67% of 1 mo. USD LIBOR + 1.05%), 9/1/21 (Put Date), 9/1/39(1)	1,000	1,009,580

Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	250	269,778

Illinois Toll Highway Authority, 5.00%, 1/1/27	1,250	1,437,762

Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/30	1,000	1,253,960

Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/32	1,000	1,236,920

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/33	$2,000	$2,462,920

Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/34	1,800	2,207,844

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	3,105	3,732,520

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/27	2,700	3,206,925

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/34	1,710	2,092,561

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/36	2,515	3,055,876

Los Angeles Harbor Department, CA, (AMT), 5.00%, 8/1/26	1,230	1,445,631

Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/44	500	592,295

Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/49	750	883,485

Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,330	1,638,241

Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/29	1,470	1,827,916

Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/26	5,000	6,182,350

Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/23	810	929,839

Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/25	1,000	1,185,770

New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.60%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(1)	2,750	2,768,810

New Jersey Turnpike Authority, 5.00%, 1/1/32	4,520	5,222,589

New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/24	1,600	1,824,144

New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/25	1,600	1,864,816

New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/27	1,000	1,158,570

New York Transportation Development Corp., (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/28	10,000	12,219,500

New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/22	5,520	5,953,817

North Texas Tollway Authority, 5.00%, 1/1/30	1,000	1,191,730

Pennsylvania Turnpike Commission, 2.10%, (SIFMA + 0.70%), 12/1/23(1)	2,500	2,515,900

Pennsylvania Turnpike Commission, 2.28%, (SIFMA + 0.88%), 12/1/20(1)	1,000	1,004,190

Pennsylvania Turnpike Commission, 5.00%, 12/1/37	6,000	7,231,920

Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 5.00%, 7/1/30	2,140	2,608,489

19	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Port of Oakland, CA, (AMT), 5.00%, 11/1/24	$2,300	$2,721,613

Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/32	1,500	1,879,020

Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/33	1,405	1,752,372

Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/34	1,510	1,874,997

Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/24	835	954,747

Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/25	700	815,717

Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/26	1,000	1,184,190

Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/27	700	840,973

San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/27	1,500	1,862,040

South Jersey Transportation Authority, NJ, 5.00%, 11/1/26	500	577,550

South Jersey Transportation Authority, NJ, 5.00%, 11/1/27	500	575,740

South Jersey Transportation Authority, NJ, 5.00%, 11/1/28	750	861,188

South Jersey Transportation Authority, NJ, 5.00%, 11/1/29	1,450	1,658,336

Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/23	500	569,100

Triborough Bridge and Tunnel Authority, NY, 2.31%, (67% of 1 mo. USD LIBOR + 0.70%), 2/1/21 (Put Date), 1/1/32(1)	9,820	9,898,756

		$172,536,524

Water and Sewer — 4.4%

California Department of Water Resources, (Central Valley Project), 1.77%, (SIFMA + 0.37%), 12/1/22 (Put Date), 12/1/35(1)	$8,000	$8,025,520

Cape Fear Public Utility Authority, NC, 4.00%, 8/1/32	445	504,723

Charleston, SC, Waterworks and Sewer System Revenue, 1.953%, (70% of 1 mo. USD LIBOR + 0.37%), 1/1/22 (Put Date), 1/1/35(1)	5,000	5,007,050

Coldwater Local Development Finance Authority, MI, Series A, (AMT), 5.00%, 12/1/27	390	449,023

Coldwater Local Development Finance Authority, MI, Series B, (AMT), 5.00%, 12/1/27	505	581,427

Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	125	135,690

Detroit, MI, Water Supply System, 5.25%, 7/1/41	295	313,674

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,000	1,074,310

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (LOC: Citibank, N.A.), 1.49%, 6/15/35(3)	2,250	2,250,000

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), Fiscal 2014 Series AA - 1, (SPA: JPMorgan Chase Bank, N.A.), 1.48%, 6/15/50(3)	$17,020	$17,020,000

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), Fiscal 2014 Series AA - 2, (SPA: JPMorgan Chase Bank, N.A.), 1.48%, 6/15/50(3)	8,400	8,400,000

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: PNC Bank, N.A.), 1.51%, 6/15/46(3)	8,225	8,225,000

Riverside, CA, Water System Revenue, 2.03%, (SIFMA + 0.63%), 1/15/20 (Put Date), 10/1/35(1)	2,190	2,191,730

San Francisco City and County Public Utilities Commission, CA, Green Bonds, 5.00%, 11/1/37	2,575	3,013,239

		$57,191,386

Total Tax-Exempt Municipal Securities — 94.0% (identified cost $1,173,593,201)		$1,225,959,675

Tax-Exempt Mortgage-Backed Securities — 0.0%(5)

Security	Principal Amount (000’s omitted)	Value

Housing — 0.0%(5)

FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 2.761%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(2)	$482	$482,127

Total Tax-Exempt Mortgage-Backed Securities — 0.0%(5) (identified cost $481,766)		$482,127

Taxable Municipal Securities — 3.8%

Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 0.2%

Vernon, CA, Electric System Revenue, 4.05%, 8/1/23	$2,000	$2,117,560

		$2,117,560

General Obligations — 1.1%

Atlantic City, NJ, 7.00%, 3/1/28	$3,115	$3,654,394

Chicago, IL, 7.375%, 1/1/33	3,250	3,855,085

Chicago, IL, 7.75%, 1/1/42	3,236	3,652,376

Chicago, IL, 7.781%, 1/1/35	2,600	3,171,272

		$14,333,127

20	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital — 0.6%

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$7,250	$7,837,468

		$7,837,468

Insured – General Obligations — 0.7%

Detroit, MI, (AMBAC), 4.96%, 4/1/20	$1,016	$1,016,469

Detroit, MI, (AMBAC), 5.15%, 4/1/25	7,923	7,922,487

		$8,938,956

Insured – Hospital — 0.1%

Oklahoma Development Finance Authority, (OU Medicine), (AGM), 4.65%, 8/15/30	$1,500	$1,739,055

		$1,739,055

Insured – Special Tax Revenue — 0.3%

Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 2.869%, 8/1/20	$905	$909,281

Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.684%, 8/1/24	1,030	1,085,352

Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.25%, 9/1/22	350	356,080

Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.50%, 9/1/23	510	525,932

Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.75%, 9/1/25	500	522,835

Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 4.00%, 9/1/26	500	526,165

		$3,925,645

Senior Living / Life Care — 0.7%

Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 3.95%, 5/15/24	$1,450	$1,487,656

St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	7,000	7,009,310

		$8,496,966

Special Tax Revenue — 0.1%

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.65%, 7/1/21	$500	$507,855

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.80%, 7/1/22	1,000	1,026,140

		$1,533,995

Total Taxable Municipal Securities — 3.8% (identified cost $45,693,292)		$48,922,772

Corporate Bonds & Notes — 1.5%

Security	Principal Amount (000’s omitted)	Value

Hospital — 1.5%

Care New England Health System, 5.50%, 9/1/26	$11,000	$12,065,653

Harnett Health System, Inc., 6.50% to 4/1/20 (Put Date), 4/1/32	3,865	3,905,517

St. Joseph’s Hospital & Medical Center, 3.926%, 7/1/22	3,175	3,243,545

Total Corporate Bonds & Notes — 1.5% (identified cost $17,831,754)		$19,214,715

Total Investments — 99.3% (identified cost $1,237,600,013)		$1,294,579,289

Other Assets, Less Liabilities — 0.7%		$9,153,948

Net Assets — 100.0%		$1,303,733,237

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2019, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	15.2%

Illinois	13.3%

Others, representing less than 10% individually	70.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2019, 8.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 3.7% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2019.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2019, the aggregate value of these securities is $94,353,869 or 7.2% of the Fund’s net assets.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2019.

(4)	When-issued security.

(5)	Amount is less than 0.05%.

21	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Portfolio of Investments — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Depreciation

Interest Rate Futures

U.S. Long Treasury Bond	150	Short	9/19/19	$(23,339,063)	$(695,880)

					$(695,880)

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LIBOR	–	London Interbank Offered Rate

Liq	–	Liquidity Provider

LOC	–	Letter of Credit

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	–	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	–	United States Dollar

22	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Statement of Assets and Liabilities

Assets	July 31, 2019

Investments, at value (identified cost, $1,237,600,013)	$1,294,579,289

Cash	8,063,224

Deposits for derivatives collateral — financial futures contracts	361,161

Interest receivable	10,042,174

Receivable for investments sold	1,655,000

Receivable for Fund shares sold	3,360,105

Total assets	$1,318,060,953

Liabilities

Payable for when-issued securities	$10,645,551

Payable for variation margin on open financial futures contracts	145,315

Payable for Fund shares redeemed	2,166,564

Distributions payable	365,712

Payable to affiliates:

Investment adviser and administration fee	629,575

Distribution and service fees	67,447

Accrued expenses	307,552

Total liabilities	$14,327,716

Net Assets	$1,303,733,237

Sources of Net Assets

Paid-in capital	$1,255,413,047

Distributable earnings	48,320,190

Net Assets	$1,303,733,237

Class A Shares

Net Assets	$127,094,243

Shares Outstanding	10,328,565

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.31

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$12.92

Class C Shares

Net Assets	$47,616,548

Shares Outstanding	3,871,064

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$12.30

Class I Shares

Net Assets	$1,129,022,446

Shares Outstanding	91,620,814

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.32

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

23	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Statement of Operations

Investment Income	Year Ended July 31, 2019

Interest	$35,205,189

Dividends	468,125

Total investment income	$35,673,314

Expenses

Investment adviser and administration fee	$6,419,463

Distribution and service fees

Class A	300,827

Class C	483,626

Trustees’ fees and expenses	60,595

Custodian fee	246,916

Transfer and dividend disbursing agent fees	363,202

Legal and accounting services	73,180

Printing and postage	79,890

Registration fees	126,845

Miscellaneous	170,071

Total expenses	$8,324,615

Net investment income	$27,348,699

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$666,222

Financial futures contracts	(1,713,531)

Net realized loss	$(1,047,309)

Change in unrealized appreciation (depreciation) —

Investments	$42,526,361

Financial futures contracts	(577,279)

Net change in unrealized appreciation (depreciation)	$41,949,082

Net realized and unrealized gain	$40,901,773

Net increase in net assets from operations	$68,250,472

24	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Statements of Changes in Net Assets

	Year Ended July 31,
Increase (Decrease) in Net Assets	2019	2018

From operations —

Net investment income	$27,348,699	$21,340,347

Net realized gain (loss)	(1,047,309)	35,747

Net change in unrealized appreciation (depreciation)	41,949,082	(7,698,659)

Net increase in net assets from operations	$68,250,472	$13,677,435

Distributions to shareholders(1) —

Class A	$(2,758,523)	$(2,422,278)

Class C	(746,583)	(711,094)

Class I	(23,555,841)	(17,950,503)

Total distributions to shareholders	$(27,060,947)	$(21,083,875)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$43,521,214	$42,770,177

Class C	10,095,054	11,982,388

Class I	488,983,370	399,788,818

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,563,754	2,255,276

Class C	595,761	577,126

Class I	19,568,953	14,974,539

Cost of shares redeemed

Class A	(41,362,115)	(39,876,785)

Class C	(15,259,847)	(14,556,745)

Class I	(255,364,847)	(198,297,827)

Net asset value of shares converted

Class A	1,037,027	—

Class C	(1,037,027)	—

Net increase in net assets from Fund share transactions	$253,341,297	$219,616,967

Net increase in net assets	$294,530,822	$212,210,527

Net Assets

At beginning of year	$1,009,202,415	$796,991,888

At end of year	$1,303,733,237	$1,009,202,415 (2)

(1)

For the year ended July 31, 2018, the source of distributions was from net investment income. The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(2)	Includes accumulated distributions in excess of net investment income of $(5,270) at July 31, 2018. The requirement to disclose the corresponding amount as of July 31, 2019 was eliminated.

25	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Financial Highlights

	Class A

	Year Ended July 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$11.880	$11.960	$12.250	$11.490	$11.180

Income (Loss) From Operations

Net investment income	$0.277 (1)	$0.251 (1)	$0.236	$0.218	$0.202

Net realized and unrealized gain (loss)	0.427	(0.084)	(0.239)	0.760	0.319

Total income (loss) from operations	$0.704	$0.167	$(0.003)	$0.978	$0.521

Less Distributions

From net investment income	$(0.274)	$(0.247)	$(0.236)	$(0.218)	$(0.202)

From net realized gain	—	—	(0.051)	—	(0.009)

Total distributions	$(0.274)	$(0.247)	$(0.287)	$(0.218)	$(0.211)

Net asset value — End of year	$12.310	$11.880	$11.960	$12.250	$11.490

Total Return(2)	6.02%	1.41%	0.04%	8.59%	4.68	%(3)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$127,094	$116,961	$112,632	$154,283	$87,416

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.94%	0.93%	0.96%	0.97%	1.00	%(3)

Net investment income	2.32%	2.11%	2.02%	1.85%	1.72%

Portfolio Turnover	34%	30%	53%	58%	79%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.06% of average daily net assets for the year ended July 31, 2015). Absent this reimbursement, total return would be lower.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

26	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Financial Highlights — continued

	Class C

	Year Ended July 31,				Period Ended July 31, 2015(1)
	2019	2018	2017	2016

Net asset value — Beginning of period	$11.870	$11.960	$12.250	$11.480	$11.270

Income (Loss) From Operations

Net investment income	$0.188 (2)	$0.161 (2)	$0.146	$0.129	$0.103

Net realized and unrealized gain (loss)	0.426	(0.093)	(0.239)	0.770	0.219

Total income (loss) from operations	$0.614	$0.068	$(0.093)	$0.899	$0.322

Less Distributions

From net investment income	$(0.184)	$(0.158)	$(0.146)	$(0.129)	$(0.103)

From net realized gain	—	—	(0.051)	—	(0.009)

Total distributions	$(0.184)	$(0.158)	$(0.197)	$(0.129)	$(0.112)

Net asset value — End of period	$12.300	$11.870	$11.960	$12.250	$11.480

Total Return(3)	5.23%	0.57%	(0.71)%	7.87%	2.86	%(4)(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$47,617	$51,587	$54,001	$47,302	$21,534

Ratios (as a percentage of average daily net assets):

Expenses(6)	1.69%	1.69%	1.71%	1.72%	1.75	%(5)(7)

Net investment income	1.57%	1.35%	1.27%	1.09%	0.91	%(7)

Portfolio Turnover	34%	30%	53%	58%	79	%(8)

(1)	For the period from the commencement of operations, August 18, 2014, to July 31, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.06% of average daily net assets for the period ended July 31, 2015). Absent this reimbursement, total return would be lower.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	For the year ended July 31, 2015.

27	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Financial Highlights — continued

	Class I

	Year Ended July 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$11.900	$11.980	$12.270	$11.500	$11.190

Income (Loss) From Operations

Net investment income	$0.306 (1)	$0.282 (1)	$0.265	$0.248	$0.232

Net realized and unrealized gain (loss)	0.418	(0.085)	(0.239)	0.770	0.319

Total income from operations	$0.724	$0.197	$0.026	$1.018	$0.551

Less Distributions

From net investment income	$(0.304)	$(0.277)	$(0.265)	$(0.248)	$(0.232)

From net realized gain	—	—	(0.051)	—	(0.009)

Total distributions	$(0.304)	$(0.277)	$(0.316)	$(0.248)	$(0.241)

Net asset value — End of year	$12.320	$11.900	$11.980	$12.270	$11.500

Total Return(2)	6.19%	1.67%	0.29%	8.95%	4.94	%(3)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$1,129,022	$840,654	$630,358	$501,541	$211,151

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.69%	0.68%	0.71%	0.72%	0.75	%(3)

Net investment income	2.56%	2.37%	2.27%	2.09%	1.98%

Portfolio Turnover	34%	30%	53%	58%	79%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.06% of average daily net assets for the year ended July 31, 2015). Absent this reimbursement, total return would be lower.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

28	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipal Opportunities Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest and dividend income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

29

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Notes to Financial Statements — continued

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended July 31, 2019 and July 31, 2018 was as follows:

	Year Ended July 31,
	2019	2018

Tax-exempt income	$23,980,952	$18,049,033

Ordinary income	$3,079,995	$3,034,842

30

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Notes to Financial Statements — continued

As of July 31, 2019, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed tax-exempt income	$360,441

Deferred capital losses	$(9,620,772)

Net unrealized appreciation	$57,946,233

Distributions payable	$(365,712)

At July 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $9,620,772 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at July 31, 2019, $8,929,338 are short-term and $691,434 are long-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at July 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,236,633,056

Gross unrealized appreciation	$58,347,641

Gross unrealized depreciation	(401,408)

Net unrealized appreciation	$57,946,233

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.60% of the Fund’s average daily net assets up to $500 million, 0.575% from $500 million up to $1 billion, 0.55% from $1 billion up to $2.5 billion and at reduced rates on daily net assets of $2.5 billion or more, and is payable monthly. For the year ended July 31, 2019, the investment adviser and administration fee amounted to $6,419,463 or 0.58% of the Fund’s average daily net assets. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended July 31, 2019, EVM earned $7,768 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $21,014 as its portion of the sales charge on sales of Class A shares for the year ended July 31, 2019. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2019 amounted to $300,827 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended July 31, 2019, the Fund paid or accrued to EVD $362,720 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended July 31, 2019 amounted to $120,906 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

31

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended July 31, 2019, the Fund was informed that EVD received approximately $2,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $624,780,321 and $367,996,741, respectively, for the year ended July 31, 2019.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended July 31,
Class A	2019	2018

Sales	3,642,878	3,592,634

Issued to shareholders electing to receive payments of distributions in Fund shares	214,057	189,820

Redemptions	(3,462,817)	(3,349,278)

Converted from Class C shares	86,801	—

Net increase	480,919	433,176

	Year Ended July 31,
Class C	2019	2018

Sales	843,293	1,004,685

Issued to shareholders electing to receive payments of distributions in Fund shares	49,816	48,615

Redemptions	(1,280,081)	(1,223,805)

Converted to Class A shares	(86,791)	—

Net decrease	(473,763)	(170,505)

	Year Ended July 31,
Class I	2019	2018

Sales	40,747,269	33,485,781

Issued to shareholders electing to receive payments of distributions in Fund shares	1,629,198	1,258,828

Redemptions	(21,425,572)	(16,683,300)

Net increase	20,950,895	18,061,309

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and

32

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Notes to Financial Statements — continued

funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended July 31, 2019.

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2019 is included in the Portfolio of Investments. At July 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Futures Contracts	$—	$(695,880	)(1)

(1)

Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended July 31, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Futures Contracts	$(1,713,531)	$(577,279)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts (short) outstanding during the year ended July 31, 2019, which is indicative of the volume of this derivative type, was approximately $21,717,000.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

33

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Notes to Financial Statements — continued

At July 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$1,225,959,675	$—	$1,225,959,675

Tax-Exempt Mortgage-Backed Securities	—	482,127	—	482,127

Taxable Municipal Securities	—	48,922,772	—	48,922,772

Corporate Bonds & Notes	—	19,214,715	—	19,214,715

Total Investments	$—	$1,294,579,289	$—	$1,294,579,289

Liability Description

Futures Contracts	$(695,880)	$—	$—	$(695,880)

Total	$(695,880)	$—	$—	$(695,880)

34

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Municipal Opportunities Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Municipal Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Municipals Trust), including the portfolio of investments, as of July 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 19, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

35

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2020 will show the tax status of all distributions paid to your account in calendar year 2019. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended July 31, 2019, the Fund designates 88.62% of distributions from net investment income as an exempt-interest dividend.

36

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

37

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Municipal Opportunities Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

38

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three- and five-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

39

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 165 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serve until his or her successor is elected.

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 165 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Other Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years.(2) Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years.(2) None.

40

Eaton Vance

Municipal Opportunities Fund

July 31, 2019

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015). Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust Position(s)	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”) since 2016.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

41

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5279    7.31.19

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance Municipal Opportunities Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 18 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables represent the aggregate fees billed to each Fund for the Funds’ fiscal years ended July 31, 2018 and July 31, 2019 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Arizona Municipal Income Fund

Fiscal Years Ended	7/31/2018	7/31/2019
Audit Fees	$34,345	$36,050
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,736	$9,282
All Other Fees(3)	$0	$0

Total	$44,081	$45,332

Eaton Vance Connecticut Municipal Income Fund

Fiscal Years Ended	7/31/2018	7/31/2019
Audit Fees	$34,890	$36,350
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,841	$9,389
All Other Fees(3)	$0	$0

Total	$44,731	$45,739

Eaton Vance Minnesota Municipal Income Fund

Fiscal Years Ended	7/31/2018	7/31/2019
Audit Fees	$34,600	$38,100
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,964	$8,498
All Other Fees(3)	$0	$0

Total	$43,564	$46,598

Eaton Vance Municipal Opportunities Fund

Fiscal Years Ended	7/31/2018	7/31/2019
Audit Fees	$45,320	$46,525
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,365	$8,905
All Other Fees(3)	$0	$0

Total	$54,685	$55,430

Eaton Vance New Jersey Municipal Income Fund

Fiscal Years Ended	7/31/2018	7/31/2019
Audit Fees	$49,710	$51,375
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,443	$10,000
All Other Fees(3)	$0	$0

Total	$60,153	$61,375

Eaton Vance Pennsylvania Municipal Income Fund

Fiscal Years Ended	7/31/2018	7/31/2019
Audit Fees	$55,670	$50,300
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,319	$10,889
All Other Fees(3)	$0	$0

Total	$66,989	$61,189

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T, for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/17	9/30/17	7/31/18	8/31/18	9/30/18	7/31/19
Audit Fees	$253,910	$287,510	$254,535	$256,285	$289,136	$258,700
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$72,584	$66,534	$59,668	$72,584	$66,534	$56,963
All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$326,494	$354,044	$314,203	$328,869	$355,670	$315,663

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees. Includes consent fee for N-14 registration statements related to fund mergers.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the same time period.

Fiscal Years Ended	8/31/17	9/30/17	7/31/18	8/31/18	9/30/18	7/31/19
Registrant(1)	$72,584	$66,534	$59,668	$72,584	$66,534	$56,963
Eaton Vance(2)	$148,018	$148,018	$51,855	$74,355	$126,485	$60,130

(1)	Includes all of the Series in the Trust.
(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2019